UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund is filed herewith.

Annual Shareholder Report

October 31, 2025

Goldman Sachs Income Builder Fund

GSBFX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.78%

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Top Contributors to Performance:

  The Fund benefited from asset allocation positioning, especially its allocations to U.S. equities and non-U.S. developed markets equities. Exposures to dividend-paying U.S. and non-U.S. developed markets equities, global real estate securities and global infrastructure securities contributed positively. The Fund was helped by its exposure to U.S. growth equities, U.S. information technology stocks and MLP energy infrastructure securities. In fixed income, most allocations added to returns, led by the Fund’s exposure to high yield corporate bonds. High yield corporate bonds broadly outperformed investment grade corporate bonds during the Period. Exposures to U.S. Treasury securities and emerging markets debt were also advantageous.

  Within the equity sleeve, stock selection added most to performance, especially in the financials, industrials and health care sectors. In terms of individual positions, the equity sleeve was aided by investments in Banco Bilbao Vizcaya Argentaria, a Spain-based financial group; Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor company; and GE Aerospace, a U.S.-based provider of aircraft engines and integrated systems.

  The fixed income sleeve benefited from its cross-sector strategy, with its positioning in high yield corporate bonds contributing positively to performance. Individual credit selection among high yield industrial and utility bonds and among investment grade banking and technology bonds added to results. The duration positioning strategy further increased the Fund’s returns.

Top Detractors from Performance:

   Performance of the equity sleeve was hampered by sector positioning overall. Specifically, an allocation to communication services and stock selection within the consumer discretionary and real estate sectors detracted from returns. In terms of individual stock positions, the Fund’s investments in health care company Merck, paper producer International Paper and investment company KKR & Co.—each a U.S.-based company—hurt performance.

  Within the fixed income sleeve, the Fund’s exposure to investment grade corporate bonds and emerging markets corporate bonds detracted from returns. Exposure to cable industry investment grade credits, as well as selection among bank loans, also dampened results. A down-in-quality bias within high yield corporate credit further detracted from the Fund’s returns.

Goldman Sachs Income Builder Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$9,737	$10,304	$10,637	$10,892	$10,451	$10,437
10/17	$10,634	$11,253	$12,528	$11,791	$12,921	$10,531
10/18	$10,525	$11,137	$12,909	$11,831	$13,870	$10,315
10/19	$11,929	$12,623	$14,356	$12,996	$15,858	$11,502
10/20	$12,203	$12,913	$13,270	$13,423	$17,398	$12,214
10/21	$14,509	$15,354	$19,077	$14,639	$24,863	$12,156
10/22	$13,009	$13,766	$17,742	$13,038	$21,230	$10,250
10/23	$13,308	$14,083	$17,766	$13,746	$23,383	$10,287
10/24	$16,095	$17,032	$23,269	$15,799	$32,274	$11,372
10/25	$17,648	$18,675	$25,863	$17,052	$39,196	$12,072

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	9.65%	7.65%	6.44%
Class A including sales charges	3.61%	6.44%	5.84%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Builder Fund

Class A

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Goldman Sachs Income Builder Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38141W562-AR-1025

Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Income Builder Fund

GSBCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.53%

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Top Contributors to Performance:

  The Fund benefited from asset allocation positioning, especially its allocations to U.S. equities and non-U.S. developed markets equities. Exposures to dividend-paying U.S. and non-U.S. developed markets equities, global real estate securities and global infrastructure securities contributed positively. The Fund was helped by its exposure to U.S. growth equities, U.S. information technology stocks and MLP energy infrastructure securities. In fixed income, most allocations added to returns, led by the Fund’s exposure to high yield corporate bonds. High yield corporate bonds broadly outperformed investment grade corporate bonds during the Period. Exposures to U.S. Treasury securities and emerging markets debt were also advantageous.

  Within the equity sleeve, stock selection added most to performance, especially in the financials, industrials and health care sectors. In terms of individual positions, the equity sleeve was aided by investments in Banco Bilbao Vizcaya Argentaria, a Spain-based financial group; Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor company; and GE Aerospace, a U.S.-based provider of aircraft engines and integrated systems.

  The fixed income sleeve benefited from its cross-sector strategy, with its positioning in high yield corporate bonds contributing positively to performance. Individual credit selection among high yield industrial and utility bonds and among investment grade banking and technology bonds added to results. The duration positioning strategy further increased the Fund’s returns.

Top Detractors from Performance:

   Performance of the equity sleeve was hampered by sector positioning overall. Specifically, an allocation to communication services and stock selection within the consumer discretionary and real estate sectors detracted from returns. In terms of individual stock positions, the Fund’s investments in health care company Merck, paper producer International Paper and investment company KKR & Co.—each a U.S.-based company—hurt performance.

  Within the fixed income sleeve, the Fund’s exposure to investment grade corporate bonds and emerging markets corporate bonds detracted from returns. Exposure to cable industry investment grade credits, as well as selection among bank loans, also dampened results. A down-in-quality bias within high yield corporate credit further detracted from the Fund’s returns.

Goldman Sachs Income Builder Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$9,900	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$10,123	$10,225	$10,637	$10,892	$10,451	$10,437
10/17	$10,974	$11,085	$12,528	$11,791	$12,921	$10,531
10/18	$10,783	$10,892	$12,909	$11,831	$13,870	$10,315
10/19	$12,125	$12,247	$14,356	$12,996	$15,858	$11,502
10/20	$12,315	$12,439	$13,270	$13,423	$17,398	$12,214
10/21	$14,533	$14,680	$19,077	$14,639	$24,863	$12,156
10/22	$12,936	$13,066	$17,742	$13,038	$21,230	$10,250
10/23	$13,132	$13,265	$17,766	$13,746	$23,383	$10,287
10/24	$15,759	$15,918	$23,269	$15,799	$32,274	$11,372
10/25	$17,150	$17,323	$25,863	$17,052	$39,196	$12,072

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	8.83%	6.84%	5.64%
Class C including sales charges	7.79%	6.84%	5.64%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Builder Fund

Class C

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Goldman Sachs Income Builder Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B286-AR-1025

Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Income Builder Fund

GGKPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.44%

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Top Contributors to Performance:

  The Fund benefited from asset allocation positioning, especially its allocations to U.S. equities and non-U.S. developed markets equities. Exposures to dividend-paying U.S. and non-U.S. developed markets equities, global real estate securities and global infrastructure securities contributed positively. The Fund was helped by its exposure to U.S. growth equities, U.S. information technology stocks and MLP energy infrastructure securities. In fixed income, most allocations added to returns, led by the Fund’s exposure to high yield corporate bonds. High yield corporate bonds broadly outperformed investment grade corporate bonds during the Period. Exposures to U.S. Treasury securities and emerging markets debt were also advantageous.

  Within the equity sleeve, stock selection added most to performance, especially in the financials, industrials and health care sectors. In terms of individual positions, the equity sleeve was aided by investments in Banco Bilbao Vizcaya Argentaria, a Spain-based financial group; Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor company; and GE Aerospace, a U.S.-based provider of aircraft engines and integrated systems.

  The fixed income sleeve benefited from its cross-sector strategy, with its positioning in high yield corporate bonds contributing positively to performance. Individual credit selection among high yield industrial and utility bonds and among investment grade banking and technology bonds added to results. The duration positioning strategy further increased the Fund’s returns.

Top Detractors from Performance:

   Performance of the equity sleeve was hampered by sector positioning overall. Specifically, an allocation to communication services and stock selection within the consumer discretionary and real estate sectors detracted from returns. In terms of individual stock positions, the Fund’s investments in health care company Merck, paper producer International Paper and investment company KKR & Co.—each a U.S.-based company—hurt performance.

  Within the fixed income sleeve, the Fund’s exposure to investment grade corporate bonds and emerging markets corporate bonds detracted from returns. Exposure to cable industry investment grade credits, as well as selection among bank loans, also dampened results. A down-in-quality bias within high yield corporate credit further detracted from the Fund’s returns.

Goldman Sachs Income Builder Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
4/16/18	$10,000	$10,000	$10,000	$10,000	$10,000
10/18	$9,882	$9,999	$10,098	$10,228	$9,927
10/19	$11,243	$11,120	$11,091	$11,693	$11,070
10/20	$11,546	$10,279	$11,457	$12,828	$11,755
10/21	$13,776	$14,777	$12,494	$18,334	$11,698
10/22	$12,391	$13,743	$11,128	$15,655	$9,864
10/23	$12,716	$13,761	$11,732	$17,243	$9,900
10/24	$15,436	$18,024	$13,484	$23,798	$10,944
10/25	$16,980	$20,033	$14,553	$28,903	$11,618

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	10.00%	8.01%	7.26%
Russell 1000® Value Index	11.15%	14.27%	9.64%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.10%
S&P 500® Index	21.45%	17.63%	15.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.00%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Builder Fund

Class P

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Goldman Sachs Income Builder Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38150B632-AR-1025

Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Income Builder Fund

GSBUX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.44%

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Top Contributors to Performance:

  The Fund benefited from asset allocation positioning, especially its allocations to U.S. equities and non-U.S. developed markets equities. Exposures to dividend-paying U.S. and non-U.S. developed markets equities, global real estate securities and global infrastructure securities contributed positively. The Fund was helped by its exposure to U.S. growth equities, U.S. information technology stocks and MLP energy infrastructure securities. In fixed income, most allocations added to returns, led by the Fund’s exposure to high yield corporate bonds. High yield corporate bonds broadly outperformed investment grade corporate bonds during the Period. Exposures to U.S. Treasury securities and emerging markets debt were also advantageous.

  Within the equity sleeve, stock selection added most to performance, especially in the financials, industrials and health care sectors. In terms of individual positions, the equity sleeve was aided by investments in Banco Bilbao Vizcaya Argentaria, a Spain-based financial group; Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor company; and GE Aerospace, a U.S.-based provider of aircraft engines and integrated systems.

  The fixed income sleeve benefited from its cross-sector strategy, with its positioning in high yield corporate bonds contributing positively to performance. Individual credit selection among high yield industrial and utility bonds and among investment grade banking and technology bonds added to results. The duration positioning strategy further increased the Fund’s returns.

Top Detractors from Performance:

   Performance of the equity sleeve was hampered by sector positioning overall. Specifically, an allocation to communication services and stock selection within the consumer discretionary and real estate sectors detracted from returns. In terms of individual stock positions, the Fund’s investments in health care company Merck, paper producer International Paper and investment company KKR & Co.—each a U.S.-based company—hurt performance.

  Within the fixed income sleeve, the Fund’s exposure to investment grade corporate bonds and emerging markets corporate bonds detracted from returns. Exposure to cable industry investment grade credits, as well as selection among bank loans, also dampened results. A down-in-quality bias within high yield corporate credit further detracted from the Fund’s returns.

Goldman Sachs Income Builder Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$10,339	$10,637	$10,892	$10,451	$10,437
10/17	$11,341	$12,528	$11,791	$12,921	$10,531
10/18	$11,271	$12,909	$11,831	$13,870	$10,315
10/19	$12,817	$14,356	$12,996	$15,858	$11,502
10/20	$13,163	$13,270	$13,423	$17,398	$12,214
10/21	$15,710	$19,077	$14,639	$24,863	$12,156
10/22	$14,131	$17,742	$13,038	$21,230	$10,250
10/23	$14,501	$17,766	$13,746	$23,383	$10,287
10/24	$17,596	$23,269	$15,799	$32,274	$11,372
10/25	$19,355	$25,863	$17,052	$39,196	$12,072

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	10.00%	8.01%	6.82%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Builder Fund

Class R6

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Goldman Sachs Income Builder Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38148U809-AR-1025

Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Income Builder Fund

GSBIX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.45%

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Top Contributors to Performance:

  The Fund benefited from asset allocation positioning, especially its allocations to U.S. equities and non-U.S. developed markets equities. Exposures to dividend-paying U.S. and non-U.S. developed markets equities, global real estate securities and global infrastructure securities contributed positively. The Fund was helped by its exposure to U.S. growth equities, U.S. information technology stocks and MLP energy infrastructure securities. In fixed income, most allocations added to returns, led by the Fund’s exposure to high yield corporate bonds. High yield corporate bonds broadly outperformed investment grade corporate bonds during the Period. Exposures to U.S. Treasury securities and emerging markets debt were also advantageous.

  Within the equity sleeve, stock selection added most to performance, especially in the financials, industrials and health care sectors. In terms of individual positions, the equity sleeve was aided by investments in Banco Bilbao Vizcaya Argentaria, a Spain-based financial group; Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor company; and GE Aerospace, a U.S.-based provider of aircraft engines and integrated systems.

  The fixed income sleeve benefited from its cross-sector strategy, with its positioning in high yield corporate bonds contributing positively to performance. Individual credit selection among high yield industrial and utility bonds and among investment grade banking and technology bonds added to results. The duration positioning strategy further increased the Fund’s returns.

Top Detractors from Performance:

   Performance of the equity sleeve was hampered by sector positioning overall. Specifically, an allocation to communication services and stock selection within the consumer discretionary and real estate sectors detracted from returns. In terms of individual stock positions, the Fund’s investments in health care company Merck, paper producer International Paper and investment company KKR & Co.—each a U.S.-based company—hurt performance.

  Within the fixed income sleeve, the Fund’s exposure to investment grade corporate bonds and emerging markets corporate bonds detracted from returns. Exposure to cable industry investment grade credits, as well as selection among bank loans, also dampened results. A down-in-quality bias within high yield corporate credit further detracted from the Fund’s returns.

Goldman Sachs Income Builder Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	S&P 500® Index	ICE BofAML BB to B U.S. High Yield Constrained Index	Russell 1000® Value Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/16	$1,034,300	$1,045,100	$1,089,227	$1,063,708	$1,043,700
10/17	$1,134,007	$1,292,057	$1,179,131	$1,252,845	$1,053,093
10/18	$1,126,862	$1,387,023	$1,183,099	$1,290,867	$1,031,505
10/19	$1,281,919	$1,585,784	$1,299,553	$1,435,614	$1,150,231
10/20	$1,316,402	$1,739,763	$1,342,340	$1,327,004	$1,221,430
10/21	$1,570,336	$2,486,296	$1,463,859	$1,907,658	$1,215,568
10/22	$1,412,988	$2,123,048	$1,303,778	$1,774,176	$1,024,967
10/23	$1,449,867	$2,338,325	$1,374,626	$1,776,551	$1,028,656
10/24	$1,758,979	$3,227,356	$1,579,936	$2,326,863	$1,137,180
10/25	$1,934,701	$3,919,624	$1,705,174	$2,586,268	$1,207,230

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	9.99%	8.00%	6.82%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Builder Fund

Institutional Class

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Goldman Sachs Income Builder Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B161-AR-1025

Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Income Builder Fund

GKIRX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	0.53%

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Top Contributors to Performance:

  The Fund benefited from asset allocation positioning, especially its allocations to U.S. equities and non-U.S. developed markets equities. Exposures to dividend-paying U.S. and non-U.S. developed markets equities, global real estate securities and global infrastructure securities contributed positively. The Fund was helped by its exposure to U.S. growth equities, U.S. information technology stocks and MLP energy infrastructure securities. In fixed income, most allocations added to returns, led by the Fund’s exposure to high yield corporate bonds. High yield corporate bonds broadly outperformed investment grade corporate bonds during the Period. Exposures to U.S. Treasury securities and emerging markets debt were also advantageous.

  Within the equity sleeve, stock selection added most to performance, especially in the financials, industrials and health care sectors. In terms of individual positions, the equity sleeve was aided by investments in Banco Bilbao Vizcaya Argentaria, a Spain-based financial group; Taiwan Semiconductor Manufacturing, a Taiwan-based semiconductor company; and GE Aerospace, a U.S.-based provider of aircraft engines and integrated systems.

  The fixed income sleeve benefited from its cross-sector strategy, with its positioning in high yield corporate bonds contributing positively to performance. Individual credit selection among high yield industrial and utility bonds and among investment grade banking and technology bonds added to results. The duration positioning strategy further increased the Fund’s returns.

Top Detractors from Performance:

   Performance of the equity sleeve was hampered by sector positioning overall. Specifically, an allocation to communication services and stock selection within the consumer discretionary and real estate sectors detracted from returns. In terms of individual stock positions, the Fund’s investments in health care company Merck, paper producer International Paper and investment company KKR & Co.—each a U.S.-based company—hurt performance.

  Within the fixed income sleeve, the Fund’s exposure to investment grade corporate bonds and emerging markets corporate bonds detracted from returns. Exposure to cable industry investment grade credits, as well as selection among bank loans, also dampened results. A down-in-quality bias within high yield corporate credit further detracted from the Fund’s returns.

Goldman Sachs Income Builder Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$10,329	$10,637	$10,892	$10,451	$10,437
10/17	$11,311	$12,528	$11,791	$12,921	$10,531
10/18	$11,224	$12,909	$11,831	$13,870	$10,315
10/19	$12,750	$14,356	$12,996	$15,858	$11,502
10/20	$13,073	$13,270	$13,423	$17,398	$12,214
10/21	$15,586	$19,077	$14,639	$24,863	$12,156
10/22	$14,013	$17,742	$13,038	$21,230	$10,250
10/23	$14,362	$17,766	$13,746	$23,383	$10,287
10/24	$17,417	$23,269	$15,799	$32,274	$11,372
10/25	$19,142	$25,863	$17,052	$39,196	$12,072

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	9.90%	7.92%	6.70%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Income Builder Fund

Investor Class

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Goldman Sachs Income Builder Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38145C497-AR-1025

Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRAX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	1.01%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	S&P 500® Index
11/1/15	$9,450	$10,000	$10,000
10/16	$9,098	$9,628	$10,451
10/17	$10,790	$11,418	$12,921
10/18	$11,466	$12,134	$13,870
10/19	$12,660	$13,397	$15,858
10/20	$12,432	$13,156	$17,398
10/21	$18,260	$19,323	$24,863
10/22	$17,349	$18,359	$21,230
10/23	$17,993	$19,040	$23,383
10/24	$23,078	$24,421	$32,274
10/25	$24,529	$25,957	$39,196

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.29%	14.55%	10.00%
Class A including sales charges	0.44%	13.26%	9.38%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class A

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C315-AR-1025

Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRCX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	S&P 500® Index
11/1/15	$9,900	$10,000	$10,000
10/16	$9,459	$9,555	$10,451
10/17	$11,132	$11,244	$12,921
10/18	$11,743	$11,862	$13,870
10/19	$12,864	$12,994	$15,858
10/20	$12,542	$12,668	$17,398
10/21	$18,278	$18,463	$24,863
10/22	$17,245	$17,420	$21,230
10/23	$17,746	$17,925	$23,383
10/24	$22,592	$22,820	$32,274
10/25	$23,828	$24,068	$39,196

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.47%	13.69%	9.17%
Class C including sales charges	4.42%	13.69%	9.17%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class C

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C299-AR-1025

Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GMHPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$70	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
4/16/18	$10,000	$10,000
10/18	$10,103	$10,228
10/19	$11,200	$11,694
10/20	$11,036	$12,829
10/21	$16,241	$18,334
10/22	$15,491	$15,655
10/23	$16,113	$17,243
10/24	$20,741	$23,799
10/25	$22,116	$28,904

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	6.63%	14.91%	11.09%
S&P 500® Index	21.45%	17.63%	15.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class P

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38150B426-AR-1025

Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRRX: Class R

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$130	1.26%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$9,603	$10,451
10/17	$11,357	$12,921
10/18	$12,047	$13,870
10/19	$13,261	$15,858
10/20	$12,995	$17,398
10/21	$19,022	$24,863
10/22	$18,051	$21,230
10/23	$18,667	$23,383
10/24	$23,883	$32,274
10/25	$25,313	$39,196

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	5.99%	14.26%	9.72%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class R

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C265-AR-1025

Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRFX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
2/28/18	$10,000	$10,000
10/18	$10,154	$10,116
10/19	$11,249	$11,566
10/20	$11,083	$12,689
10/21	$16,317	$18,133
10/22	$15,563	$15,484
10/23	$16,190	$17,054
10/24	$20,845	$23,538
10/25	$22,212	$28,587

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	6.56%	14.91%	10.95%
S&P 500® Index	21.45%	17.63%	14.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Class R6

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38148U114-AR-1025

Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRLX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.69%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	S&P 500® Index
11/1/15	$1,000,000	$1,000,000
10/16	$966,400	$1,045,100
10/17	$1,150,113	$1,292,057
10/18	$1,227,745	$1,387,023
10/19	$1,360,956	$1,585,784
10/20	$1,340,950	$1,739,763
10/21	$1,973,341	$2,486,296
10/22	$1,882,173	$2,123,048
10/23	$1,957,836	$2,338,325
10/24	$2,519,931	$3,227,356
10/25	$2,684,483	$3,919,624

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.53%	14.88%	10.37%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C281-AR-1025

Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Rising Dividend Growth Fund

GSRIX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	0.76%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Top Contributors to Performance:

  Within the dividend-paying growers portion of the Fund, overweight positions in information technology companies Lam Research, Amphenol, KLA and Oracle and an out-of-benchmark position in information technology company InterDigital were the top individual contributors to the Fund’s performance relative to the S&P 500 ex-Energy Index.

  Sub-industry positioning contributed positively, albeit modestly, to results within the Fund’s MLP & Infrastructure Sleeve relative to the Alerian MLP Index (“MLP Index”). An out-of-MLP Index allocation to energy-upstream services, an underweight to utilities-marketing/retail, and security selection within natural gas pipeline transportation added value.

  Top individual contributors included an underweight to EnLink Midstream LLC, a midstream energy company; an out-of-MLP Index position in DT Midstream, Inc., an owner and operator of natural gas pipeline infrastructure; and an overweight to MPLX LP, which acquires, owns, operates and develops crude oil, refined products and other hydrocarbon-based product pipelines and other midstream assets. EnLink Midstream LLC was acquired by ONEOK, Inc., in which the Fund holds a position, in early 2025.

Top Detractors from Performance:

  Stock selection detracted most from results within the dividend-paying growers portion of the Fund relative to the S&P 500 ex-Energy Index, especially within the information technology, communication services and consumer discretionary sectors.

  An overweight position in communication services company Comcast and underweight positions in semiconductor companies Broadcom and NVIDIA, Google parent company Alphabet and electric vehicle maker Tesla detracted most from the Fund’s results relative to the S&P 500 ex-Energy Index.

  Security selection detracted most from results within the Fund’s MLP & Infrastructure Sleeve relative to the MLP Index. Out-of-MLP Index positions in Kinetik Holdings Inc., which focuses on providing, gathering, transportation, compression, processing and treatment services for companies that produce natural gas, natural gas liquids, crude oil and water, and Targa Resources Corp., which provides midstream natural gas and natural gas liquid services, detracted most from the Fund’s results relative to the MLP Index. An underweight position in NGL Energy Partners, a midstream company that operates water handling and disposal assets in the Permian Basin, also hurt.

  Among sub-industries of the MLP Index, the Fund’s underweight to and security selection within petroleum pipeline transportation, an out-of-MLP Index allocation to power generation, and an overweight to and security selection within gathering & processing detracted from relative returns.

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$9,654	$10,451
10/17	$11,474	$12,921
10/18	$12,226	$13,870
10/19	$13,538	$15,858
10/20	$13,329	$17,398
10/21	$19,605	$24,863
10/22	$18,683	$21,230
10/23	$19,421	$23,383
10/24	$24,978	$32,274
10/25	$26,617	$39,196

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.56%	14.83%	10.28%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C273-AR-1025

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,962,977	$3,874,810	Financial Statement audits.

Audit-Related Fees:

• PwC	$460,728	$466,200	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended October 31, 2025 and October 31, 2024 were approximately $460,728 and $466,200, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements October 31, 2025 Dividend Focus Funds Goldman Sachs Income Builder Fund Goldman Sachs Rising Dividend Growth Fund

Dividend Focus Funds

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 45.2%

Advertising(a)(b) – 0.2%
Clear Channel Outdoor Holdings, Inc.
	$3,080,000	7.875%		04/01/30	$3,229,873
	883,000	7.125		02/15/31	910,558
	980,000	7.500		03/15/33	1,025,639

					5,166,070

Aerospace & Defense(a) – 0.9%
Boeing Co.
	3,292,000	5.150		05/01/30	3,383,123
	1,587,000	5.805		05/01/50	1,578,764
Bombardier, Inc. (b)
	4,165,000	7.000		06/01/32	4,368,918
Czechoslovak Group AS (b)
EUR	100,000	5.250		01/10/31	119,876
	$200,000	6.500		01/10/31	206,938
Spirit AeroSystems, Inc. (b)
	2,735,000	9.750		11/15/30	3,004,862
TransDigm, Inc.
	1,965,000	6.750	(b)	08/15/28	2,006,520
	6,615,000	4.625		01/15/29	6,506,977
	2,156,000	4.875		05/01/29	2,132,801
	95,000	7.125	(b)	12/01/31	99,257

					23,408,036

Agriculture(a) – 0.2%
BAT Capital Corp.
	6,715,000	4.390		08/15/37	6,148,187

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
	1,647,000	5.750		04/20/29	1,658,875
Delta Air Lines, Inc. (a)
	3,455,000	7.375		01/15/26	3,465,296
Latam Airlines Group SA (a)(b)
	750,000	7.875		04/15/30	774,187
OneSky Flight LLC (a)(b)
	2,400,000	8.875		12/15/29	2,543,232
United Airlines, Inc. (a)(b)
	1,995,000	4.625		04/15/29	1,975,828
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
	2,294,000	7.875		05/01/27	2,329,236
	2,392,000	9.500		06/01/28	2,482,992

					15,229,646

Apparel(a)(b) – 0.2%
Beach Acquisition Bidco LLC
EUR	676,000	5.250		07/15/32	800,464
(PIK 10.750%, Cash 10.000%)
	$1,860,000	10.000	(c)	07/15/33	2,000,653
Champ Acquisition Corp.
	3,710,000	8.375		12/01/31	3,951,632

					6,752,749

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive(a) – 1.1%
Adient Global Holdings Ltd. (b)
	$1,920,000	7.000%		04/15/28	$1,965,658
American Axle & Manufacturing, Inc. (b)
	890,000	6.375		10/15/32	893,337
Clarios Global LP/Clarios U.S. Finance Co. (b)
	2,525,000	6.750		02/15/30	2,620,975
	1,355,000	6.750		09/15/32	1,392,262
Dana, Inc.
	1,990,000	4.250		09/01/30	1,962,598
Ford Motor Credit Co. LLC
	210,000	3.375		11/13/25	209,912
General Motors Financial Co., Inc.
	1,895,000	5.650		01/17/29	1,962,083
	3,935,000	3.100		01/12/32	3,565,307
Hyundai Capital America (b)
	3,885,000	5.700		06/26/30	4,057,144
Nissan Motor Acceptance Co. LLC (b)
	3,905,000	6.125		09/30/30	3,870,519
Phinia, Inc. (b)
	4,109,000	6.750		04/15/29	4,244,926
	895,000	6.625		10/15/32	921,564
Qnity Electronics, Inc. (b)
	1,065,000	5.750		08/15/32	1,083,297
	525,000	6.250		08/15/33	539,411

					29,288,993

Banks – 4.2%
Absa Group Ltd. (a)(d) (5 yr. CMT + 5.411%)
	200,000	6.375		05/27/26	200,000
Access Bank PLC (b)
	900,000	6.125		09/21/26	890,190
Akbank TAS (a)(d) (5 yr. CMT + 5.270%)
	490,000	9.369		03/14/29	510,090
Alfa Bank AO Via Alfa Bond Issuance PLC (a)(d)(e) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA (a)(d) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	200,000	8.875		04/27/27	235,947
Banco Continental SAECA (a)
	$600,000	2.750		12/10/25	597,468
Banco Davivienda SA (a)(b)(d) (10 yr. CMT + 5.097%)
	200,000	6.650		04/22/31	181,850
Banco GNB Sudameris SA (a)(d) (5 yr. CMT + 6.660%)
	200,000	7.500		04/16/31	199,108
Banco Industrial SA (a)(b)(d) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	923,657
Banco Mercantil del Norte SA (a)(d) (5 yr.CMT + 4.643%)
	460,000	5.875		01/24/27	456,159
Banco Santander SA
	2,000,000	3.490		05/28/30	1,921,640
(1 yr. CMT + 1.600%)
	3,400,000	3.225	(a)(d)	11/22/32	3,098,216
Bancolombia SA (a)(d) (5 yr. CMT + 4.320%)
	260,000	8.625		12/24/34	278,226

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp. (a)(d)
(5 yr. CMT + 2.351%)
$2,000,000	6.250%		12/31/99	$2,033,480
(5 yr. CMT + 2.684%)
6,000,000	6.625		05/01/30	6,229,800
Bank of New York Mellon Corp. (a)(d)
(5 yr. CMT + 2.297%)
1,720,000	6.300		03/20/30	1,773,853
(5 yr. CMT + 3.352%)
960,000	3.700		03/20/26	952,733
Barclays PLC (a)(d)
(1 yr. CMT + 3.000%)
4,610,000	5.746		08/09/33	4,847,277
(5 yr. CMT + 5.431%)
3,573,000	8.000		03/15/29	3,790,953
BNP Paribas SA (a)(b)(d) (5 yr. CMT + 4.354%)
2,800,000	8.500		12/31/99	2,964,444
BPCE SA (a)(b)(d) (Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116		10/19/32	1,865,871
Citigroup, Inc. (a)(d)
(10 yr. CMT + 2.757%)
2,110,000	7.000		08/15/34	2,251,539
(3 mo. USD Term SOFR + 4.779%)
1,815,000	6.250		08/15/26	1,827,015
(5 yr. CMT + 2.890%)
2,000,000	6.875		08/15/30	2,057,080
(5 yr. CMT + 3.209%)
2,880,000	7.375		05/15/28	2,984,170
(5 yr. CMT + 3.211%)
2,062,000	7.625		11/15/28	2,158,481
(5 yr. CMT + 3.597%)
960,000	4.000		12/10/25	957,926
(Secured Overnight Financing Rate + 1.351%)
3,190,000	3.057		01/25/33	2,912,215
(Secured Overnight Financing Rate + 3.914%)
865,000	4.412		03/31/31	863,858
Citizens Financial Group, Inc. (a)(d) (5 yr. CMT + 3.215%)
2,000,000	4.000		10/06/26	1,966,600
Commerzbank AG (a)(d) (5 yr. USD SOFR ICE Swap + 4.322%)
2,400,000	7.500		10/09/30	2,517,816
Credit Bank of Moscow Via CBOM Finance PLC (e)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(d)	10/05/27	—
Freedom Mortgage Corp. (a)(b)
2,505,000	6.625		01/15/27	2,510,361
Grupo Aval Ltd. (a)
200,000	4.375		02/04/30	188,060
Huntington Bancshares, Inc. (a)(d)
(5 yr. CMT + 2.653%)
3,300,000	6.250		10/15/30	3,274,260
(7 yr. CMT + 4.045%)
960,000	4.450		10/15/27	940,992

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
JPMorgan Chase & Co. (a)(d)
(3 mo. USD Term SOFR + 2.515%)
$2,556,000	2.956%	05/13/31	$2,401,618
(5 yr. CMT + 2.152%)
2,435,000	6.500	12/31/99	2,530,574
(5 yr. CMT + 2.737%)
3,592,000	6.875	12/31/99	3,789,093
Morgan Stanley (a)(d) (Secured Overnight Financing Rate +1.290%)
1,870,000	2.943	01/21/33	1,702,317
NatWest Group PLC (a)(d) (5 yr. CMT + 3.752%)
2,000,000	8.125	11/10/33	2,250,980
NBK Tier 1 Ltd. (a)(b)(d) (6 yr. CMT + 2.403%)
520,000	6.375	01/10/31	534,690
PNC Financial Services Group, Inc. (a)(d)
(5 yr. CMT + 3.000%)
1,920,000	6.000	05/15/27	1,931,501
(5 yr. CMT + 3.238%)
2,880,000	6.200	09/15/27	2,927,491
(7 yr. CMT + 2.808%)
1,920,000	6.250	03/15/30	1,973,414
Royal Bank of Canada (a)(d) (5 yr. CMT + 2.887%)
3,115,000	7.500	05/02/84	3,303,707
Standard Chartered PLC (a)(b)(d) (5 yr. CMT + 3.805%)
4,055,000	4.750	12/31/99	3,806,793
State Street Corp. (a)(d)
(5 yr. CMT + 2.135%)
1,950,000	6.450	12/31/99	2,024,353
(5 yr. CMT + 2.628%)
1,920,000	6.700	09/15/29	2,016,346
Toronto-Dominion Bank (a)(d) (5 yr. CMT + 4.075%)
2,000,000	8.125	10/31/82	2,108,800
Truist Financial Corp. (a)(d)
(10 yr. CMT + 4.349%)
2,147,000	5.100	03/01/30	2,154,600
(5 yr. CMT + 4.605%)
960,000	4.950	11/13/25	958,858
Turkiye Garanti Bankasi AS (a)(b)(d) (5 yr. CMT + 4.090%)
200,000	8.375	02/28/34	207,688
U.S. Bancorp (a)(d)
(3 mo. USD Term SOFR + 3.176%)
1,000,000	5.300	04/15/27	1,000,280
(5 yr. CMT + 2.541%)
960,000	3.700	01/15/27	932,890
UBS Group AG (a)(b)(d) (5 yr. USD SOFR ICE Swap + 3.179%)
3,105,000	7.125	08/10/34	3,159,244
UniCredit SpA (a)(b)(d) (5 yr. CMT + 4.750%)
1,525,000	5.459	06/30/35	1,542,568
Uzbek Industrial & Construction Bank ATB (b)
970,000	8.950	07/24/29	1,045,524
Walker & Dunlop, Inc. (a)(b)
1,075,000	6.625	04/01/33	1,099,918
Wells Fargo & Co. (a)(d)
(5 yr. CMT + 2.767%)
2,185,000	6.850	12/31/99	2,298,773

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(5 yr. CMT + 3.453%)
$960,000	3.900%	03/15/26	$953,645
(5 yr. CMT + 3.606%)
960,000	7.625	09/15/28	1,025,664
Yapi ve Kredi Bankasi AS (a)(b)(d)
(5 yr. CMT + 5.278%)
450,000	9.250	01/17/34	478,314
(5 yr. CMT + 5.499%)
470,000	9.743	04/04/29	494,384

			112,015,362

Beverages(a) – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)
220,000	3.375	06/29/28	203,843
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4,549,000	4.700	02/01/36	4,503,601
Becle SAB de CV
200,000	2.500	10/14/31	172,642
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (b)
200,000	5.250	04/27/29	195,800
Constellation Brands, Inc.
3,815,000	2.250	08/01/31	3,372,804
Keurig Dr. Pepper, Inc.
298,000	3.800	05/01/50	219,587

			8,668,277

Building Materials(a) – 0.8%
Builders FirstSource, Inc. (b)
1,725,000	5.000	03/01/30	1,708,009
Cemex SAB de CV (b)(d) (5 yr. CMT + 3.520%)
200,000	7.200	06/10/30	208,040
JH North America Holdings, Inc. (b)
890,000	5.875	01/31/31	906,536
890,000	6.125	07/31/32	913,416
Limak Cimento Sanayi ve Ticaret AS
990,000	9.750	07/25/29	1,015,374
Quikrete Holdings, Inc. (b)
1,605,000	6.375	03/01/32	1,666,102
1,745,000	6.750	03/01/33	1,814,678
Smyrna Ready Mix Concrete LLC (b)
4,253,000	8.875	11/15/31	4,484,278
Standard Building Solutions, Inc. (b)
2,615,000	6.500	08/15/32	2,689,606
Standard Industries, Inc. (b)
1,805,000	4.375	07/15/30	1,741,392
3,889,000	3.375	01/15/31	3,544,084

			20,691,515

Chemicals(a) – 1.4%
Ashland, Inc. (b)
3,095,000	3.375	09/01/31	2,760,121
Avient Corp. (b)
1,655,000	7.125	08/01/30	1,703,127

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
Axalta Coating Systems LLC (b)
$2,950,000	3.375%	02/15/29	$2,805,863
Celanese U.S. Holdings LLC
1,580,000	6.500	04/15/30	1,566,586
2,250,000	6.750	04/15/33	2,217,195
Chemours Co. (b)
4,375,000	4.625	11/15/29	3,857,875
530,000	8.000	01/15/33	511,243
Huntsman International LLC
2,019,000	4.500	05/01/29	1,866,444
Ingevity Corp. (b)
1,250,000	3.875	11/01/28	1,204,537
Inversion Escrow Issuer LLC (b)
2,391,000	6.750	08/01/32	2,333,425
Methanex U.S. Operations, Inc. (b)
1,200,000	6.250	03/15/32	1,218,360
Minerals Technologies, Inc. (b)
1,625,000	5.000	07/01/28	1,602,331
OCP SA
470,000	5.125	06/23/51	395,435
Olympus Water U.S. Holding Corp. (b)
1,925,000	7.250	06/15/31	1,926,752
5,555,000	7.250	02/15/33	5,531,391
Orbia Advance Corp. SAB de CV (b)
240,000	6.800	05/13/30	240,372
Sasol Financing USA LLC
890,000	5.500	03/18/31	754,053
SNF Group SACA (b)
740,000	3.125	03/15/27	722,366
925,000	3.375	03/15/30	855,597
Solstice Advanced Materials, Inc. (b)
330,000	5.625	09/30/33	329,673
Valvoline, Inc. (b)
850,000	3.625	06/15/31	774,172
WR Grace Holdings LLC (b)
1,780,000	5.625	08/15/29	1,628,825

			36,805,743

Coal(a)(b) – 0.0%
Mongolian Mining Corp.
330,000	8.440	04/03/30	335,983

Commercial Services(a) – 1.3%
ADT Security Corp. (b)
4,207,000	4.125	08/01/29	4,075,405
APi Group DE, Inc. (b)
3,865,000	4.125	07/15/29	3,729,648
550,000	4.750	10/15/29	539,501
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)
910,000	8.375	06/15/32	933,105
Belron U.K. Finance PLC (b)
1,321,000	5.750	10/15/29	1,338,900
Bidvest Group U.K. PLC (b)
250,000	6.200	09/17/32	253,438

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Garda World Security Corp. (b)
	$1,732,000	7.750%		02/15/28	$1,772,494
	1,000,000	8.250		08/01/32	1,017,900
	715,000	8.375		11/15/32	727,176
HealthEquity, Inc. (b)
	1,013,000	4.500		10/01/29	986,267
Herc Holdings, Inc. (b)
	1,570,000	7.000		06/15/30	1,643,868
Hertz Corp. (b)
	1,325,000	12.625		07/15/29	1,312,797
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
	870,305	9.500	(b)	07/10/36	881,184
	193,401	9.500		07/10/36	195,819
Mavis Tire Express Services Topco Corp. (b)
	2,516,000	6.500		05/15/29	2,490,563
Mersin Uluslararasi Liman Isletmeciligi AS (b)
	200,000	8.250		11/15/28	208,562
Verisure Holding AB (b)
EUR	2,033,000	5.500		05/15/30	2,432,150
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	927,404
	1,350,000	5.250		02/15/29	1,564,994
VT Topco, Inc. (b)
	$2,583,000	8.500		08/15/30	2,686,423
Wand NewCo 3, Inc. (b)
	2,824,000	7.625		01/30/32	2,958,902
Williams Scotsman, Inc. (b)
	1,878,000	6.625		06/15/29	1,932,781

					34,609,281

Computers(a) – 0.8%
Ahead DB Holdings LLC (b)
	3,095,000	6.625		05/01/28	3,120,627
Booz Allen Hamilton, Inc. (b)
	2,413,000	3.875		09/01/28	2,367,901
CACI International, Inc. (b)
	955,000	6.375		06/15/33	992,894
Dell International LLC/EMC Corp.
	2,589,000	8.100		07/15/36	3,149,182
Diebold Nixdorf, Inc. (b)
	2,300,000	7.750		03/31/30	2,444,670
Hewlett Packard Enterprise Co.
	2,620,000	6.200		10/15/35	2,826,273
KBR, Inc. (b)
	1,116,000	4.750		09/30/28	1,097,552
McAfee Corp. (b)
	3,295,000	7.375		02/15/30	3,031,433
Virtusa Corp. (b)
	2,186,000	7.125		12/15/28	2,097,052

					21,127,584

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
	825,000	6.125		09/30/32	833,646

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
$2,650,000	3.875%		11/15/29	$2,528,285
Telecommunications Co. Telekom Srbija AD Belgrade
200,000	7.000		10/28/29	200,962

				2,729,247

Diversified Financial Services – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)(d) (5 yr. CMT + 2.720%)
1,850,000	6.950		03/10/55	1,947,347
Ally Financial, Inc.
3,840,000	8.000		11/01/31	4,366,349
(7 yr. CMT + 3.481%)
4,275,000	4.700	(a)(d)	05/15/28	3,978,571
American Express Co. (a)(d) (5 yr. CMT + 2.854%)
960,000	3.550		09/15/26	943,037
Avolon Holdings Funding Ltd. (a)(b)
1,245,000	3.250		02/15/27	1,226,176
Capital One Financial Corp. (a)(d)
(3 mo. USD Term SOFR + 3.338%)
1,000,000	5.500		10/30/27	1,001,660
(5 yr. CMT + 3.157%)
2,000,000	3.950		12/31/99	1,966,000
Charles Schwab Corp. (a)(d) (5 yr. CMT + 3.168%)
2,760,000	4.000		06/01/26	2,731,655
Credit Acceptance Corp. (a)(b)
1,635,000	6.625		03/15/30	1,632,400
Focus Financial Partners LLC (a)(b)
2,135,000	6.750		09/15/31	2,202,381
Freedom Mortgage Holdings LLC (a)(b)
4,870,000	9.250		02/01/29	5,114,523
goeasy Ltd. (a)(b)
1,925,000	6.875		02/15/31	1,881,360
Jane Street Group/JSG Finance, Inc. (a)(b)
2,535,000	6.125		11/01/32	2,579,717
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
2,759,000	5.000		08/15/28	2,612,911
Macquarie Airfinance Holdings Ltd. (a)(b)
340,000	6.400		03/26/29	357,340
Midcap Financial Issuer Trust (a)(b)
2,367,000	6.500		05/01/28	2,324,678
810,000	5.625		01/15/30	765,693
Navient Corp. (a)
2,293,000	5.500		03/15/29	2,249,891
1,645,000	9.375		07/25/30	1,808,118
OneMain Finance Corp.
536,000	7.125		03/15/26	539,693
1,740,000	6.625	(a)	05/15/29	1,790,878
1,578,000	4.000	(a)	09/15/30	1,467,287
4,525,000	7.125	(a)	09/15/32	4,670,026
Osaic Holdings, Inc. (a)(b)
57,000	6.750		08/01/32	58,864
57,000	8.000		08/01/33	58,501
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)(b)
1,310,000	6.375		02/01/27	1,301,079

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
PennyMac Financial Services, Inc. (a)(b)
$1,760,000	6.875%	05/15/32	$1,837,123
225,000	6.750	02/15/34	230,517
Rocket Cos., Inc. (a)(b)
1,840,000	6.125	08/01/30	1,899,156
1,580,000	6.375	08/01/33	1,647,498
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
5,292,000	4.000	10/15/33	4,864,089
SLM Corp. (a)
970,000	6.500	01/31/30	1,006,006
Stonex Escrow Issuer LLC (a)(b)
945,000	6.875	07/15/32	976,157
StoneX Group, Inc. (a)(b)
1,715,000	7.875	03/01/31	1,818,226
United Wholesale Mortgage LLC (a)(b)
3,065,000	5.500	04/15/29	3,017,830
UWM Holdings LLC (a)(b)
2,392,000	6.250	03/15/31	2,388,747
VFH Parent LLC/Valor Co-Issuer, Inc. (a)(b)
1,505,000	7.500	06/15/31	1,575,043

			72,836,527

Electrical – 1.2%
Adani Electricity Mumbai Ltd.
410,000	3.949	02/12/30	384,941
AES Panama Generation Holdings SRL (a)
225,801	4.375	05/31/30	210,052
Alpha Generation LLC (a)(b)
2,325,000	6.250	01/15/34	2,351,877
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (a)(b)
2,630,000	6.375	02/15/32	2,657,089
Calpine Corp. (a)(b)
4,045,000	3.750	03/01/31	3,882,229
Energuate Trust 2 0 (a)(b)
200,000	6.350	09/15/35	199,800
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (a)
400,000	5.375	12/30/30	370,852
Eskom Holdings
458,000	8.450	08/10/28	489,380
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (a)(b)
495,254	7.250	01/31/41	523,577
Lightning Power LLC (a)(b)
4,213,000	7.250	08/15/32	4,465,359
Mong Duong Finance Holdings BV (a)
589,512	5.125	05/07/29	582,379
NextEra Energy Capital Holdings, Inc. (a)(d)
(5 yr. CMT + 1.979%)
1,645,000	6.500	08/15/55	1,760,364
(5 yr. CMT + 2.053%)
1,125,000	6.375	08/15/55	1,173,724
NRG Energy, Inc. (a)
110,000	5.750	01/15/28	110,419

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
$428,000	3.375	%(b)	02/15/29	$407,199
4,943,000	5.750	(b)	07/15/29	4,964,700
1,780,000	6.000	(b)	01/15/36	1,810,011
Pacific Gas & Electric Co. (a)
1,410,000	3.500		08/01/50	965,963
Pike Corp. (a)(b)
2,320,000	5.500		09/01/28	2,311,091
785,000	8.625		01/31/31	839,031
San Miguel Global Power Holdings Corp. (a)(d) (5 yr. CMT + 7.732%)
340,000	8.750		06/12/29	352,220
Talen Energy Supply LLC (a)(b)
1,050,000	6.250		02/01/34	1,076,386
1,050,000	6.500		02/01/36	1,087,086

				32,975,729

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
960,000	6.375		03/15/29	990,394
730,000	6.625		03/15/32	762,923

				1,753,317

Electronics(a)(b) – 0.2%
Imola Merger Corp.
4,318,000	4.750		05/15/29	4,263,248
TTM Technologies, Inc.
769,000	4.000		03/01/29	742,892

				5,006,140

Engineering & Construction(a) – 0.7%
AECOM (b)
3,369,000	6.000		08/01/33	3,460,064
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	833,924
Aeropuertos Dominicanos Siglo XXI SA (b)
690,000	7.000		06/30/34	723,465
Arcosa, Inc. (b)
1,171,000	4.375		04/15/29	1,137,966
590,000	6.875		08/15/32	616,279
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (b)
420,000	7.875		02/03/30	428,862
Dycom Industries, Inc. (b)
2,654,000	4.500		04/15/29	2,599,062
Global Infrastructure Solutions, Inc. (b)
4,255,000	5.625		06/01/29	4,255,511
1,335,000	7.500		04/15/32	1,398,012
IHS Holding Ltd.
293,000	5.625	(b)	11/29/26	289,338
200,000	6.250	(b)	11/29/28	199,720
270,000	8.250		11/29/31	280,665
International Airport Finance SA
594,884	12.000		03/15/33	633,677
Kingston Airport Revenue Finance Ltd. (b)
739,000	6.750		12/15/36	750,085

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a) – (continued)
Mexico City Airport Trust
	$240,000	3.875%	04/30/28	$234,470
	320,000	5.500	10/31/46	281,459
	300,000	5.500	07/31/47	263,376

				18,385,935

Entertainment(a) – 1.5%
AMC Entertainment Holdings, Inc. (b)
	818,000	7.500	02/15/29	695,464
Boyne USA, Inc. (b)
	2,596,000	4.750	05/15/29	2,542,626
Caesars Entertainment, Inc. (b)
	4,323,000	4.625	10/15/29	4,068,505
	1,325,000	6.000	10/15/32	1,264,116
Cinemark USA, Inc. (b)
	3,687,000	5.250	07/15/28	3,670,666
	1,065,000	7.000	08/01/32	1,105,342
Cirsa Finance International SARL (b)
EUR	511,000	6.500	03/15/29	614,190
Light & Wonder International, Inc. (b)
	$1,611,000	6.250	10/01/33	1,605,426
Penn Entertainment, Inc. (b)
	2,942,000	4.125	07/01/29	2,740,826
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
	2,340,000	6.625	02/01/33	2,365,319
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. (b)
	1,110,000	6.250	10/15/30	1,118,580
SeaWorld Parks & Entertainment, Inc. (b)
	4,680,000	5.250	08/15/29	4,593,280
Six Flags Entertainment Corp. (b)
	1,779,000	5.500	04/15/27	1,771,404
Starz Capital Holdings LLC (b)
	2,435,000	5.500	04/15/29	1,943,520
Vail Resorts, Inc. (b)
	1,420,000	5.625	07/15/30	1,436,969
Warnermedia Holdings, Inc.
	2,205,000	4.054	03/15/29	2,141,937
	2,660,000	4.279	03/15/32	2,438,715
	1,725,000	5.050	03/15/42	1,384,140
	1,815,000	5.141	03/15/52	1,383,937

				38,884,962

Environmental(a)(b) – 0.9%
GFL Environmental, Inc.
	6,695,000	4.000	08/01/28	6,549,986
Luna 1.5 SARL (c)
	6,275,000	12.000	07/01/32	6,526,941
Luna 2 5SARL
EUR	932,000	5.500	07/01/32	1,089,234
Madison IAQ LLC
	$4,119,000	4.125	06/30/28	4,033,325
	1,594,000	5.875	06/30/29	1,562,216

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Environmental(a)(b) – (continued)
Waste Pro USA, Inc.
$4,305,000	7.000%	02/01/33	$4,483,184

			24,244,886

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (a)(b)
2,490,000	4.625	01/15/27	2,484,074
1,915,000	5.875	02/15/28	1,917,011
482,000	4.875	02/15/30	475,965
Aragvi Finance International DAC (a)(b)
440,000	11.125	11/20/29	438,212
Arcor SAIC (a)(b)
190,000	7.600	07/31/33	192,398
BRF GmbH
317,000	4.350	09/29/26	314,147
BRF SA (a)
206,000	5.750	09/21/50	174,843
Chobani Holdco II LLC (a)(b)(c) (PIK 9.500%, Cash 8.750%)
249,287	8.750	10/01/29	264,085
Fiesta Purchaser, Inc. (a)(b)
1,193,000	9.625	09/15/32	1,284,038
Grupo Nutresa SA (a)(b)
300,000	8.000	05/12/30	321,517
300,000	9.000	05/12/35	340,575
Kraft Heinz Foods Co. (a)
2,208,000	5.000	07/15/35	2,196,452
2,487,000	4.375	06/01/46	2,074,680
Performance Food Group, Inc. (a)(b)
1,105,000	5.500	10/15/27	1,104,978
Post Holdings, Inc. (a)(b)
5,739,000	4.625	04/15/30	5,564,592
3,611,000	6.375	03/01/33	3,666,790
U.S. Foods, Inc. (a)(b)
2,580,000	4.750	02/15/29	2,553,194
980,000	4.625	06/01/30	961,713
United Natural Foods, Inc. (a)(b)
1,970,000	6.750	10/15/28	1,969,901

			28,299,165

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
1,940,000	6.300	02/15/30	2,052,889

Healthcare Providers & Services(a) – 1.1%
DaVita, Inc. (b)
6,785,000	3.750	02/15/31	6,234,194
1,915,000	6.750	07/15/33	1,986,142
Encompass Health Corp.
1,150,000	4.500	02/01/28	1,141,352
Global Medical Response, Inc. (b)
1,098,000	7.375	10/01/32	1,149,156
LifePoint Health, Inc. (b)
3,465,000	5.375	01/15/29	3,356,095

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
Medline Borrower LP (b)
$3,135,000	3.875%		04/01/29	$3,045,590
4,389,000	5.250		10/01/29	4,370,654
Molina Healthcare, Inc. (b)
1,818,000	3.875		05/15/32	1,640,636
2,275,000	6.250		01/15/33	2,287,922
Prime Healthcare Services, Inc. (b)
1,535,000	9.375		09/01/29	1,615,250
Team Health Holdings, Inc. (b)
654,000	8.375		06/30/28	661,344
Tenet Healthcare Corp.
3,154,000	6.125		06/15/30	3,211,781

				30,700,116

Home Builders – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (a)(b)
1,577,000	4.875		02/15/30	1,462,226
Installed Building Products, Inc. (a)(b)
770,000	5.750		02/01/28	769,654
K Hovnanian Enterprises, Inc. (a)(b)
444,000	8.000		04/01/31	453,395
399,000	8.375		10/01/33	408,392
KB Home (a)
1,730,000	7.250		07/15/30	1,782,142
New Home Co., Inc. (a)(b)
3,250,000	8.500		11/01/30	3,374,378
PulteGroup, Inc.
2,880,000	7.875		06/15/32	3,359,462
Taylor Morrison Communities, Inc. (a)(b)
1,246,000	5.125		08/01/30	1,243,159

				12,852,808

Home Furnishings(a)(b) – 0.0%
Somnigroup International, Inc.
1,455,000	3.875		10/15/31	1,344,289

Household Products(a) – 0.1%
Central Garden & Pet Co.
1,325,000	4.125		10/15/30	1,252,788
Spectrum Brands, Inc. (b)
442,000	3.875		03/15/31	357,896

				1,610,684

Housewares(a) – 0.2%
Newell Brands, Inc.
860,000	8.500	(b)	06/01/28	885,000
475,000	6.375		05/15/30	451,250
730,000	6.625		05/15/32	687,864
1,325,000	7.500		04/01/46	1,099,313
Scotts Miracle-Gro Co.
3,552,000	4.000		04/01/31	3,292,598

				6,416,025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – 1.7%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
	$895,000	8.250%	02/01/29	$932,778
	4,490,000	6.000	08/01/29	4,444,965
	1,065,000	6.750	07/01/32	1,092,882
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
	1,596,000	6.750	10/15/27	1,601,379
	5,275,000	6.750	04/15/28	5,368,789
	1,660,000	7.375	10/01/32	1,715,693
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (a)(b)
	3,140,000	7.875	11/01/29	3,234,985
Ardonagh Finco Ltd. (a)
EUR	415,000	6.875	02/15/31	495,996
Ardonagh Group Finance Ltd. (a)(b)
	$5,581,000	8.875	02/15/32	5,820,704
Broadstreet Partners Group LLC (a)(b)
	4,409,000	5.875	04/15/29	4,390,570
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (a)(b)
	2,975,000	8.125	02/15/32	3,069,694
HUB International Ltd. (a)(b)
	1,470,000	7.375	01/31/32	1,524,140
MetLife, Inc. (a)(d) (5 yr. CMT + 2.078%)
	3,045,000	6.350	03/15/55	3,233,881
Nassau Cos., of New York (a)(b)
	2,253,000	7.875	07/15/30	2,299,164
Prudential Financial, Inc. (a)(d) (5 yr. CMT + 3.234%)
	2,400,000	6.000	09/01/52	2,497,560
Ryan Specialty LLC (a)(b)
	1,260,000	5.875	08/01/32	1,281,307
Transatlantic Holdings, Inc.
	70,000	8.000	11/30/39	88,268
USI, Inc. (a)(b)
	1,125,000	7.500	01/15/32	1,165,658

				44,258,413

Internet(a) – 0.8%
ANGI Group LLC (b)
	2,499,000	3.875	08/15/28	2,307,352
Arches Buyer, Inc. (b)
	3,231,000	6.125	12/01/28	3,155,362
Expedia Group, Inc.
	3,285,000	3.250	02/15/30	3,135,270
Gen Digital, Inc. (b)
	1,170,000	6.250	04/01/33	1,203,649
GrubHub Holdings, Inc. (b)(c) (PIK 7.000%, Cash 6.000%)
	876,942	13.000	07/31/30	738,868
Match Group Holdings II LLC (b)
	1,155,000	5.625	02/15/29	1,151,766
	883,000	3.625	10/01/31	800,501
Rakuten Group, Inc. (b)(d) (5 yr. CMT + 4.250%)
	1,125,000	8.125	12/31/99	1,173,150
Snap, Inc. (b)
	740,000	6.875	03/01/33	757,508

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(a) – (continued)
	$3,347,000	6.875%		03/15/34	$3,403,364
United Group BV
EUR	1,125,000	4.625	(b)	08/15/28	1,292,491
(3 mo. EUR EURIBOR + 4.250%)
	1,125,000	6.286	(d)	02/15/31	1,298,352

					20,417,633

Investment Companies(a)(b) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$4,590,000	10.000		11/15/29	4,607,488

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc. (b)
	1,230,000	6.875		11/01/29	1,263,862
	1,555,000	4.875		03/01/31	1,467,656
	810,000	7.500		09/15/31	848,669
	965,000	7.625		01/15/34	1,002,934
CSN Inova Ventures
	520,000	6.750		01/28/28	481,260
Metinvest BV
	200,000	8.500		04/23/26	177,000
Mineral Resources Ltd. (b)
	1,085,000	7.000		04/01/31	1,123,496
Samarco Mineracao SA (c) (PIK 9.049%, Cash 9.000%)
	834,177	9.500		06/30/31	831,321

					7,196,198

Leisure Time(a)(b) – 1.0%
Acushnet Co.
	310,000	7.375		10/15/28	321,445
Carnival Corp.
	2,305,000	5.750		03/15/30	2,374,427
	1,795,000	6.125		02/15/33	1,851,022
Carnival PLC
EUR	2,443,000	4.125		07/15/31	2,883,337
MajorDrive Holdings IV LLC
	$3,765,000	6.375		06/01/29	2,965,277
NCL Corp. Ltd.
	1,500,000	5.875		01/15/31	1,499,970
	1,875,000	6.750		02/01/32	1,927,256
	750,000	6.250		09/15/33	757,860
Royal Caribbean Cruises Ltd.
	2,425,000	5.625		09/30/31	2,469,062
	4,121,000	6.250		03/15/32	4,251,347
Viking Cruises Ltd.
	4,145,000	5.875		10/15/33	4,208,543

					25,509,546

Lodging – 0.5%
Genting New York LLC/GENNY Capital, Inc. (a)(b)
	4,225,000	7.250		10/01/29	4,374,607
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc. (a)(b)
	3,640,000	5.000		06/01/29	3,491,088
Las Vegas Sands Corp. (a)
	170,000	6.000		06/14/30	177,478

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging – (continued)
Melco Resorts Finance Ltd. (a)
$430,000	5.625%		07/17/27	$428,817
1,360,000	7.625	(b)	04/17/32	1,432,080
MGM Resorts International (a)
1,757,000	4.750		10/15/28	1,746,194
Travel & Leisure Co. (a)(b)
573,000	6.625		07/31/26	577,189
Wynn Macau Ltd. (b)(f)
310,000	4.500		03/07/29	325,190

				12,552,643

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
983,000	4.125		06/30/28	960,764
Terex Corp.
1,015,000	6.250		10/15/32	1,030,651
Vertiv Group Corp.
2,836,000	4.125		11/15/28	2,794,056

				4,785,471

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
1,665,000	7.500		01/01/30	1,735,879
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
2,935,000	9.000		02/15/29	3,032,647

				4,768,526

Media(a) – 2.1%
AMC Networks, Inc. (b)
980,000	10.250		01/15/29	1,029,196
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
4,780,000	4.750		03/01/30	4,537,319
5,885,000	4.250		02/01/31	5,332,045
4,605,000	4.750		02/01/32	4,168,722
Charter Communications Operating LLC/Charter Communications Operating Capital
11,515,000	6.384		10/23/35	11,920,558
Cumulus Media New Holdings, Inc. (b)
2,205,000	8.000		07/01/29	619,010
Directv Financing LLC (b)
1,110,000	8.875		02/01/30	1,104,161
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)
2,351,000	5.875		08/15/27	2,349,495
DISH DBS Corp. (b)
1,650,000	5.250		12/01/26	1,623,485
DISH Network Corp. (b)
1,740,000	11.750		11/15/27	1,830,932
Gray Media, Inc. (b)
758,000	7.250		08/15/33	743,014
iHeartCommunications, Inc. (b)
2,174,000	10.875		05/01/30	1,566,237
420,000	7.000		01/15/31	334,089
News Corp. (b)
2,370,000	3.875		05/15/29	2,285,889

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media(a) – (continued)
Nexstar Media, Inc. (b)
$1,440,000	5.625%	07/15/27	$1,438,877
Sinclair Television Group, Inc. (b)
4,010,000	8.125	02/15/33	4,091,283
Sirius XM Radio LLC (b)
785,000	3.125	09/01/26	778,634
4,815,000	4.000	07/15/28	4,680,806
2,170,000	3.875	09/01/31	1,969,188
TEGNA, Inc.
2,205,000	4.625	03/15/28	2,182,289
Telecomunicaciones Digitales SA
560,000	4.500	01/30/30	534,800
Univision Communications, Inc. (b)
1,600,000	9.375	08/01/32	1,688,704

			56,808,733

Mining – 0.5%
Constellium SE (a)(b)
2,585,000	3.750	04/15/29	2,468,287
Endeavour Mining PLC (a)(b)
200,000	7.000	05/28/30	206,188
First Quantum Minerals Ltd. (a)(b)
250,000	8.625	06/01/31	261,563
235,000	8.000	03/01/33	249,100
Freeport-McMoRan, Inc. (a)
1,920,000	5.400	11/14/34	1,980,384
Glencore Finance Canada Ltd. (b)
2,880,000	5.550	10/25/42	2,831,933
Glencore Funding LLC (a)(b)
2,855,000	2.850	04/27/31	2,623,145
Navoi Mining & Metallurgical Combinat (b)
200,000	6.700	10/17/28	207,800
200,000	6.950	10/17/31	213,750
Novelis Corp. (a)(b)
2,305,000	4.750	01/30/30	2,225,201
630,000	6.875	01/30/30	653,940
Vedanta Resources Finance II PLC (a)(b)
400,000	11.250	12/03/31	424,500

			14,345,791

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc. (b)
580,000	6.375	03/15/33	599,993
Axon Enterprise, Inc. (b)
755,000	6.125	03/15/30	778,337
770,000	6.250	03/15/33	798,552
Hillenbrand, Inc.
1,090,000	6.250	02/15/29	1,119,364
1,294,000	3.750	03/01/31	1,297,662

			4,593,908

Oil Field Services – 3.5%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
928,000	7.500	10/01/29	962,976

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
$1,680,000	6.625%		09/01/32	$1,727,376
Azule Energy Finance PLC (a)(b)
750,000	8.125		01/23/30	753,750
BKV Upstream Midstream LLC (a)(b)
1,215,000	7.500		10/15/30	1,216,215
California Resources Corp. (b)
1,040,000	7.000		01/15/34	1,035,299
Chesapeake Energy Corp. (g)
2,000,000	0.000		09/15/26	6,400
Chord Energy Corp. (a)(b)
1,680,000	6.000		10/01/30	1,683,898
1,860,000	6.750		03/15/33	1,899,432
Civitas Resources, Inc. (a)(b)
1,265,000	8.375		07/01/28	1,306,454
925,000	9.625		06/15/33	991,452
CNX Resources Corp. (a)(b)
1,865,000	7.250		03/01/32	1,944,542
Continental Resources, Inc. (a)(b)
1,251,000	5.750		01/15/31	1,288,580
Crescent Energy Finance LLC (a)(b)
455,000	7.625		04/01/32	440,859
5,345,000	7.375		01/15/33	5,048,673
DNO ASA (a)
330,000	9.250		06/04/29	347,985
890,000	8.500		03/27/30	921,684
Ecopetrol SA (a)
110,000	8.625		01/19/29	118,663
60,000	6.875		04/29/30	61,281
270,000	5.875		11/02/51	199,098
EQT Corp. (a)
2,210,000	7.500		06/01/27	2,248,697
1,835,000	3.625	(b)	05/15/31	1,716,899
Expand Energy Corp. (a)
1,385,000	4.750		02/01/32	1,362,134
Guara Norte SARL
499,388	5.198		06/15/34	488,152
Hunt Oil Co. of Peru LLC Sucursal Del Peru (a)(b)
460,000	7.750		11/05/38	506,465
Kodiak Gas Services LLC (a)(b)
3,670,000	7.250		02/15/29	3,808,029
1,390,000	6.500		10/01/33	1,424,361
915,000	6.750		10/01/35	942,331
Kosmos Energy Ltd. (a)
420,000	7.500		03/01/28	332,220
470,000	8.750	(b)	10/01/31	315,459
Lukoil Securities BV
250,000	3.875		05/06/30	180,000
Matador Resources Co. (a)(b)
2,680,000	6.875		04/15/28	2,731,161
1,340,000	6.500		04/15/32	1,351,913
1,900,000	6.250		04/15/33	1,901,102
MC Brazil Downstream Trading SARL
483,471	7.250		06/30/31	397,655

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
MEG Energy Corp. (a)(b)
$1,200,000	5.875%		02/01/29	$1,200,696
Murphy Oil Corp. (a)
1,388,000	6.000		10/01/32	1,369,012
Noble Finance II LLC (a)(b)
3,665,000	8.000		04/15/30	3,800,568
Northern Oil & Gas, Inc. (a)(b)
3,300,000	8.750		06/15/31	3,361,545
325,000	7.875		10/15/33	316,300
Occidental Petroleum Corp. (a)
2,445,000	6.625		09/01/30	2,623,167
Permian Resources Operating LLC (a)(b)
1,038,000	5.875		07/01/29	1,038,093
980,000	7.000		01/15/32	1,016,848
1,180,000	6.250		02/01/33	1,201,547
Pluspetrol SA (a)(b)
180,000	8.500		05/30/32	183,303
Raizen Fuels Finance SA (a)(b)
320,000	6.700		02/25/37	268,000
SEPLAT Energy PLC (a)(b)
1,110,000	9.125		03/21/30	1,126,650
SESI LLC (a)(b)
245,000	7.875		09/30/30	240,406
ShaMaran Petroleum Corp. (a)
201,813	12.000		07/30/29	209,633
SM Energy Co. (a)(b)
935,000	6.750		08/01/29	932,915
1,495,000	7.000		08/01/32	1,462,080
Sunoco LP (a)(b)
1,280,000	7.000		05/01/29	1,329,894
980,000	7.250		05/01/32	1,032,979
(5 yr. CMT + 4.230%)
3,245,000	7.875	(d)	12/31/99	3,299,938
Sunoco LP/Sunoco Finance Corp. (a)
6,685,000	4.500		05/15/29	6,552,570
Tecpetrol SA (a)(b)
530,000	7.625		11/03/30	530,045
Tidewater, Inc. (a)(b)
2,600,000	9.125		07/15/30	2,774,694
Transocean International Ltd. (a)(b)
1,250,000	8.250		05/15/29	1,256,925
258,750	8.750		02/15/30	271,354
1,260,000	8.500		05/15/31	1,249,441
695,000	7.875		10/15/32	715,850
Transocean Titan Financing Ltd. (a)(b)
631,429	8.375		02/01/28	649,494
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
2,210,000	7.125		03/15/29	2,282,599
970,000	6.250		10/01/33	973,686
WBI Operating LLC (a)(b)
1,855,000	6.250		10/15/30	1,849,769
1,620,000	6.500		10/15/33	1,619,611
Weatherford International Ltd. (a)(b)
1,315,000	6.750		10/15/33	1,343,864

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Western Midstream Operating LP (a)(b)
	$1,485,000	7.250%		04/01/30	$1,581,911
Wildfire Intermediate Holdings LLC (a)(b)
	925,000	7.500		10/15/29	924,260
YPF SA (a)(b)
	180,000	9.500		01/17/31	189,045
	190,000	8.250		01/17/34	191,425

					92,631,312

Packaging – 0.5%
ARD Finance SA (a)(c)
(PIK 5.750%, Cash 5.000%)
EUR	2,802,736	5.000		06/30/27	38,282
(PIK 7.250%, Cash 6.500%)
	$2,179,842	6.500	(b)	06/30/27	22,976
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (a)
	523,000	6.000	(b)	06/15/27	523,968
EUR	2,426,000	3.000		09/01/29	2,609,394
	$1,463,000	4.000	(b)	09/01/29	1,365,476
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)(b)
	3,095,000	5.250		08/15/27	761,896
Ball Corp. (a)
	3,735,000	6.000		06/15/29	3,826,358
Efesto Bidco SpA Efesto U.S. LLC (a)(b)
	2,523,000	7.500		02/15/32	2,523,328
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (a)(b)
	290,000	3.750		08/02/28	275,935
Sealed Air Corp. (b)
	1,768,000	6.875		07/15/33	1,923,549

					13,871,162

Pharmaceuticals(a) – 0.8%
1261229 BC Ltd. (b)
	2,340,000	10.000		04/15/32	2,448,365
AdaptHealth LLC (b)
	1,385,000	6.125		08/01/28	1,384,571
	645,000	4.625		08/01/29	612,234
	980,000	5.125		03/01/30	938,242
Amneal Pharmaceuticals LLC (b)
	533,000	6.875		08/01/32	558,579
CVS Health Corp.
	6,490,000	3.750		04/01/30	6,309,838
Opal Bidco SAS (b)
	3,650,000	6.500		03/31/32	3,760,084
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)
	700,000	4.125		04/30/28	665,497
	1,950,000	5.125		04/30/31	1,497,190
Prestige Brands, Inc. (b)
	1,780,000	3.750		04/01/31	1,652,694
Teva Pharmaceutical Finance Netherlands IV BV
	1,200,000	5.750		12/01/30	1,239,000

					21,066,294

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – 4.0%
Acu Petroleo Luxembourg SARL (a)
$716,198	7.500%		07/13/35	$726,268
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b)
2,340,000	6.625		02/01/32	2,422,064
1,180,000	5.750		10/15/33	1,178,608
Blue Racer Midstream LLC/Blue Racer Finance Corp. (a)(b)
675,000	7.000		07/15/29	699,550
680,000	7.250		07/15/32	714,469
Buckeye Partners LP (a)
889,000	4.125		12/01/27	878,288
1,167,000	4.500	(b)	03/01/28	1,155,482
2,245,000	6.875	(b)	07/01/29	2,332,061
780,000	6.750	(b)	02/01/30	815,201
CNX Midstream Partners LP (a)(b)
2,292,000	4.750		04/15/30	2,195,186
CQP Holdco LP/BIP-V Chinook Holdco LLC (a)(b)
3,880,000	5.500		06/15/31	3,843,179
DCP Midstream Operating LP (b)
3,840,000	6.750		09/15/37	4,179,917
Delek Logistics Partners LP/Delek Logistics Finance Corp. (a)(b)
1,405,000	8.625		03/15/29	1,465,204
2,435,000	7.375		06/30/33	2,470,819
DT Midstream, Inc. (a)(b)
3,960,000	4.375		06/15/31	3,844,447
Energy Transfer LP
2,865,000	6.625		10/15/36	3,118,151
Enterprise Products Operating LLC (a)(d) (3 mo. USD Term SOFR + 3.039%)
960,000	7.210		06/01/67	953,875
Excelerate Energy LP (a)(b)
1,934,000	8.000		05/15/30	2,037,218
Genesis Energy LP/Genesis Energy Finance Corp. (a)
1,930,000	7.750		02/01/28	1,942,410
2,700,000	7.875		05/15/32	2,781,432
Global Partners LP/GLP Finance Corp. (a)
3,762,000	6.875		01/15/29	3,805,188
Howard Midstream Energy Partners LLC (a)(b)
1,395,000	7.375		07/15/32	1,462,727
1,745,000	6.625		01/15/34	1,798,606
Kinder Morgan Energy Partners LP
6,715,000	7.300		08/15/33	7,696,800
Kinetik Holdings LP (a)(b)
650,000	6.625		12/15/28	666,711
3,350,000	5.875		06/15/30	3,375,259
MPLX LP (a)
5,685,000	2.650		08/15/30	5,233,611
NuStar Logistics LP (a)
2,464,000	6.375		10/01/30	2,566,281
Prairie Acquiror LP (a)(b)
3,335,000	9.000		08/01/29	3,433,349
Rockies Express Pipeline LLC (a)(b)
1,435,000	6.750		03/15/33	1,503,378

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)(b)
$1,795,000	7.375%		02/15/29	$1,850,088
505,000	6.000		12/31/30	500,899
4,305,000	6.000		09/01/31	4,231,169
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a)
1,835,000	4.875		02/01/31	1,840,652
TransMontaigne Partners LLC (a)(b)
4,115,000	8.500		06/15/30	4,309,187
Venture Global Calcasieu Pass LLC (a)(b)
4,768,000	4.125		08/15/31	4,410,019
233,000	3.875		11/01/33	205,981
Venture Global LNG, Inc. (a)(b)
3,845,000	8.125		06/01/28	3,960,927
2,380,000	9.500		02/01/29	2,562,522
1,325,000	7.000		01/15/30	1,340,516
Venture Global Plaquemines LNG LLC (a)(b)
1,380,000	6.500		01/15/34	1,445,550
1,380,000	6.750		01/15/36	1,462,082
Williams Cos., Inc.
6,715,000	7.500		01/15/31	7,596,948

				107,012,279

Real Estate(a) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (b)
3,565,000	5.750		01/15/29	3,411,598
Howard Hughes Corp. (b)
704,000	4.125		02/01/29	676,628
Redsun Properties Group Ltd. (h)
230,000	7.300		01/13/25	3,220
Yuzhou Group Holdings Co. Ltd. (c)
17,256	4.000		06/30/28	517
30,049	4.500		06/30/29	676
40,109	5.000		06/30/30	803
56,264	5.500		06/30/31	423
52,315	1.000		06/30/34	63

				4,093,928

Real Estate Investment Trust(a) –1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
376,000	5.750		05/15/26	374,872
Crown Castle, Inc.
290,000	4.150		07/01/50	230,132
Fibra Soma Trust F/6185 (b)
1,630,000	4.375		07/22/31	1,410,667
Iron Mountain Information Management Services, Inc. (b)
9,118,000	5.000		07/15/32	8,821,939
MPT Operating Partnership LP/MPT Finance Corp.
2,880,000	5.000		10/15/27	2,771,050
2,570,000	3.500		03/15/31	1,823,261
105,000	8.500	(b)	02/15/32	110,343
RHP Hotel Properties LP/RHP Finance Corp. (b)
410,000	6.500		06/15/33	423,358

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
SBA Communications Corp.
$2,532,000	3.875%	02/15/27	$2,503,338
Service Properties Trust (b)(g)
200,000	0.000	09/30/28	176,544
Starwood Property Trust, Inc. (b)
2,040,000	6.500	07/01/30	2,123,191
2,330,000	5.750	01/15/31	2,363,296
Trust Fibra Uno
200,000	4.869	01/15/30	195,375
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
2,055,000	4.750	04/15/28	2,007,961
XHR LP (b)
2,650,000	4.875	06/01/29	2,590,348

			27,925,675

Retailing(a) – 1.1%
Arko Corp. (b)
1,590,000	5.125	11/15/29	1,332,372
Asbury Automotive Group, Inc. (b)
1,402,000	4.625	11/15/29	1,361,636
774,000	5.000	02/15/32	744,766
AutoNation, Inc.
921,000	4.750	06/01/30	923,413
Cougar JV Subsidiary LLC (b)
3,252,000	8.000	05/15/32	3,470,730
Group 1 Automotive, Inc. (b)
480,000	6.375	01/15/30	490,296
LCM Investments Holdings II LLC (b)
2,895,000	4.875	05/01/29	2,820,193
1,155,000	8.250	08/01/31	1,215,072
Lowe’s Cos., Inc.
1,977,000	3.750	04/01/32	1,886,691
4,220,000	5.000	04/15/33	4,310,097
Michaels Cos., Inc. (b)
935,000	5.250	05/01/28	872,916
Penske Automotive Group, Inc.
2,089,000	3.750	06/15/29	1,999,549
QXO Building Products, Inc. (b)
1,245,000	6.750	04/30/32	1,291,401
Staples, Inc. (b)
650,000	10.750	09/01/29	634,153
Suburban Propane Partners LP/Suburban Energy Finance Corp. (b)
2,155,000	5.000	06/01/31	2,049,448
Vivo Energy Investments BV
290,000	5.125	09/24/27	288,585
Yum! Brands, Inc. (b)
2,939,000	4.750	01/15/30	2,929,918

			28,621,236

Semiconductors(a) – 0.3%
Amkor Technology, Inc. (b)
301,000	5.875	10/01/33	306,355
Broadcom, Inc.
1,984,000	3.469	04/15/34	1,816,510

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a) – (continued)
	$1,781,000	3.137	%(b)	11/15/35	$1,543,094
	3,184,000	3.187	(b)	11/15/36	2,717,576
NXP BV/NXP Funding LLC/NXP USA, Inc.
	942,000	3.400		05/01/30	903,152
Qorvo, Inc.
	720,000	4.375		10/15/29	708,991

					7,995,678

Software(a) – 1.7%
AthenaHealth Group, Inc. (b)
	4,570,000	6.500		02/15/30	4,476,589
Castle U.S. Holding Corp. (b)
	3,735,000	10.000		06/30/31	560,250
Clarivate Science Holdings Corp. (b)
	3,369,000	3.875		07/01/28	3,246,941
	2,306,000	4.875		07/01/29	2,152,720
Cloud Software Group, Inc. (b)
	2,848,000	9.000		09/30/29	2,944,775
	1,585,000	8.250		06/30/32	1,666,120
	420,000	6.625		08/15/33	421,126
CoreWeave, Inc. (b)
	3,230,000	9.250		06/01/30	3,256,809
	4,187,000	9.000		02/01/31	4,201,026
Elastic NV (b)
	1,760,000	4.125		07/15/29	1,698,312
Open Text Corp. (b)
	6,665,000	3.875		12/01/29	6,306,890
Oracle Corp.
	1,935,000	4.900		02/06/33	1,921,919
	1,350,000	3.600		04/01/50	914,828
ROBLOX Corp. (b)
	1,895,000	3.875		05/01/30	1,813,629
SS&C Technologies, Inc. (b)
	815,000	5.500		09/30/27	815,033
	3,530,000	6.500		06/01/32	3,657,751
TeamSystem SpA (b)
EUR	2,975,000	3.500		02/15/28	3,408,285
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (b)
	$1,390,000	3.875		02/01/29	1,310,839

					44,773,842

Sovereign(a) – 0.2%
CoBank ACB (d) (3 mo. USD Term SOFR + 4.660%)
	5,135,000	6.250		10/01/26	5,137,619
Eagle Funding Luxco SARL (b)
	250,000	5.500		08/17/30	253,777

					5,391,396

Telecommunication Services – 1.3%
Altice France SA (a)(b)
	3,615,620	6.875		07/15/32	3,472,441
AT&T, Inc. (a)
	3,335,000	2.250		02/01/32	2,915,857
Axian Telecom Holding & Management PLC (a)(b)
	200,000	7.250		07/11/30	201,800

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
CommScope LLC (a)(b)
$549,000	8.250%		03/01/27	$553,118
1,195,000	9.500		12/15/31	1,217,155
Digicel International Finance Ltd./Difl U.S. LLC (a)(b)
200,000	8.625		08/01/32	199,500
EchoStar Corp. (a)
3,085,000	10.750		11/30/29	3,396,924
(PIK 6.750%, Cash 6.750%)
4,681,035	6.750	(c)	11/30/30	4,832,326
Fibercop SpA (a)(b)
1,348,000	7.200		07/18/36	1,365,740
674,000	7.721		06/04/38	684,319
Iliad Holding SAS (a)(b)
1,400,000	7.000		04/15/32	1,433,166
Level 3 Financing, Inc. (a)(b)
2,155,000	6.875		06/30/33	2,208,832
2,565,000	7.000		03/31/34	2,636,153
Nokia of America Corp.
2,880,000	6.450		03/15/29	2,922,710
Sprint Capital Corp.
1,105,000	8.750		03/15/32	1,344,343
Telecom Italia Capital SA
432,000	7.200		07/18/36	471,264
311,000	7.721		06/04/38	346,709
Telefonica Celular del Paraguay SA (a)
200,000	5.875		04/15/27	199,700
T-Mobile USA, Inc. (a)
1,821,000	4.500		04/15/50	1,524,723
Total Play Telecomunicaciones SA de CV (a)
250,000	10.500		12/31/28	243,125
Windstream Services LLC (a)(b)
1,725,000	7.500		10/15/33	1,721,378
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
865,000	8.250		10/01/31	883,546
WULF Compute LLC (a)(b)
675,000	7.750		10/15/30	700,394

				35,475,223

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,095,000	3.375		04/01/26	2,082,283

Transportation – 0.3%
Beacon Mobility Corp. (a)(b)
1,330,000	7.250		08/01/30	1,384,956
MV24 Capital BV
417,422	6.748		06/01/34	414,705
Rand Parent LLC (a)(b)
2,790,000	8.500		02/15/30	2,851,631
RXO, Inc. (a)(b)
1,675,000	7.500		11/15/27	1,711,398
Transnet (b)
400,000	8.250		02/06/28	422,376

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
XPO, Inc. (a)(b)
$1,315,000	7.125%	02/01/32	$1,384,379

			8,169,445

Trucking & Leasing(a)(b) – 0.1%
FTAI Aviation Investors LLC
2,130,000	5.500	05/01/28	2,130,639

TOTAL CORPORATE OBLIGATIONS (Cost $1,203,797,609)			$1,202,258,533

Shares	Description	Value

Common Stocks – 36.5%

Aerospace & Defense – 0.7%
38,738	General Electric Co.	$11,968,105
24,030	L3Harris Technologies, Inc.	6,947,073

		18,915,178

Banks – 3.9%
767,911	Banco Bilbao Vizcaya Argentaria SA ADR	15,458,048
392,305	Bank of America Corp.	20,968,702
194,425	Citizens Financial Group, Inc.	9,890,400
128,466	JPMorgan Chase & Co.	39,968,342
508,312	NatWest Group PLC ADR	7,863,587
97,158	Southstate Bank Corp.	8,613,057

		102,762,136

Beverages – 0.6%
107,530	Coca-Cola Co.	7,408,817
110,005	Coca-Cola Europacific Partners PLC	9,771,744

		17,180,561

Biotechnology – 0.4%
54,849	AbbVie, Inc.	11,959,276

Capital Markets – 1.1%
71,129	Blackstone, Inc.	10,430,357
82,141	KKR & Co., Inc.	9,719,744
334,948	Singapore Exchange Ltd. ADR	8,686,039

		28,836,140

Chemicals – 0.6%
36,850	Linde PLC	15,414,355
16,191	Solstice Advanced Materials, Inc.(h)	729,728

		16,144,083

Commercial Services & Supplies – 0.3%
39,007	Republic Services, Inc.	8,122,818

Communications Equipment – 0.9%
211,366	Cisco Systems, Inc.	15,452,968
35,685	Intelsat SA(e)(h)	0

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – (continued)
20,446	Motorola Solutions, Inc.	$8,315,593

		23,768,561

Construction & Engineering – 0.2%
145,665	Vinci SA ADR	4,863,682

Consumer Finance – 1.1%
40,619	American Express Co.	14,652,492
66,307	Capital One Financial Corp.	14,586,877

		29,239,369

Consumer Staples Distribution & Retail – 1.5%
9,800	Costco Wholesale Corp.	8,932,210
237,577	Koninklijke Ahold Delhaize NV ADR	9,712,148
198,632	Walmart, Inc.	20,097,586

		38,741,944

Containers & Packaging – 0.2%
157,176	International Paper Co.	6,073,281

Diversified Telecommunication Services – 0.4%
388,544	AT&T, Inc.	9,616,464

Electric Utilities – 1.5%
147,278	Iberdrola SA ADR	11,939,813
157,987	NextEra Energy, Inc.	12,860,142
173,188	Xcel Energy, Inc.	14,057,670

		38,857,625

Electrical Equipment – 0.9%
38,713	Eaton Corp. PLC	14,771,332
173,991	Schneider Electric SE ADR	9,865,290

		24,636,622

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	1,877,285

Entertainment – 0.4%
100,462	Walt Disney Co.	11,314,030

Financial Services – 0.2%
19,242	Visa, Inc. Class A	6,556,519

Food Products – 0.3%
79,949	Nestle SA ADR	7,636,729

Ground Transportation – 0.5%
166,554	CSX Corp.	5,999,275
35,181	Union Pacific Corp.	7,752,837

		13,752,112

Health Care Equipment & Supplies – 0.8%
100,121	Abbott Laboratories	12,376,958
48,286	Hoya Corp. ADR(i)	7,848,889

		20,225,847

Health Care Providers & Services – 0.7%
40,420	Cardinal Health, Inc.	7,710,924

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
32,456	UnitedHealth Group, Inc.	$11,085,671

		18,796,595

Health Care REITs – 0.2%
270,476	Healthpeak Properties, Inc.	4,855,044

Hotels, Restaurants & Leisure – 0.4%
120,413	Starbucks Corp.	9,737,799

Household Durables – 0.3%
57,753	DR Horton, Inc.	8,609,817

Household Products – 0.6%
108,599	Procter & Gamble Co.	16,330,032

Industrial Conglomerates – 0.9%
61,096	3M Co.	10,172,484
64,767	Honeywell International, Inc.	13,039,540

		23,212,024

Industrial REITs – 0.4%
79,145	Prologis, Inc.	9,821,103

Insurance – 1.0%
46,656	Allstate Corp.	8,935,557
40,314	Marsh & McLennan Cos., Inc.	7,181,939
299,545	Zurich Insurance Group AG ADR	10,472,093

		26,589,589

Interactive Media & Services – 1.0%
94,201	Alphabet, Inc. Class A	26,488,379

IT Services(h) –0.0%
4,535	DSG TopCo, Inc.	33,164

Life Sciences Tools & Services – 0.5%
55,665	Danaher Corp.	11,989,128

Machinery – 0.7%
32,521	Caterpillar, Inc.	18,773,073

Media – 0.3%
4,011	Audacy Capital Corp. Class B(h)	26,072
36,581	Audacy Capital LLC Class A(h)	242,349
194,739	Bright Pattern Holdco(e)(h)	195
635,140	iHeartMedia, Inc. Class A(h)	1,886,366
104,977	New York Times Co. Class A	5,982,639
35,685	SES SA(h)	510,759

		8,648,380

Metals & Mining – 0.9%
225,525	Freeport-McMoRan, Inc.	9,404,392
220,662	Rio Tinto PLC ADR	15,830,292

		25,234,684

Multi-Utilities – 2.0%
126,864	Ameren Corp.	12,942,666
160,691	CMS Energy Corp.	11,818,823
185,109	Dominion Energy, Inc.	10,864,047

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – (continued)
142,896	National Grid PLC ADR(i)	$10,752,924
86,496	Sempra	7,952,442

		54,330,902

Office REITs – 0.2%
57,527	BXP, Inc.	4,095,347

Oil, Gas & Consumable Fuels – 2.2%
123,253	Chevron Corp.	19,439,463
107,238	ConocoPhillips	9,529,169
2,642	Expand Energy Corp.	272,945
53,194	Phillips 66	7,241,831
229,174	Shell PLC ADR	17,169,716
89,599	TotalEnergies SE ADR	5,576,642

		59,229,766

Personal Products – 0.3%
149,463	Unilever PLC ADR	8,996,178

Pharmaceuticals – 2.0%
127,247	AstraZeneca PLC ADR	10,485,153
6,212	Eli Lilly & Co.	5,360,086
109,663	Johnson & Johnson	20,712,051
112,391	Merck & Co., Inc.	9,663,378
548,183	Takeda Pharmaceutical Co. Ltd. ADR(i)	7,367,580

		53,588,248

Real Estate Investment Trusts(h) – 0.0%
21,257	Luxco Co. Ltd.	351,945

Real Estate Management & Development – 0.0%
122,732	Sunac Services Holdings Ltd.(b)	24,467
89,181	Yuzhou Group Holdings Co. Ltd.(h)	1,813

		26,280

Residential REITs – 0.2%
33,988	AvalonBay Communities, Inc.	5,911,193

Retail REITs – 0.2%
77,716	Regency Centers Corp.	5,358,518

Semiconductors & Semiconductor Equipment – 1.5%
23,064	Broadcom, Inc.	8,525,146
7,241	KLA Corp.	8,752,486
57,899	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,394,597
30,724	Texas Instruments, Inc.	4,960,697

		39,632,926

Software – 1.1%
21,951	Microsoft Corp.	11,366,447
40,457	Oracle Corp.	10,624,413
31,198	Salesforce, Inc.	8,124,271

		30,115,131

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 0.2%
33,784	Digital Realty Trust, Inc.	$5,757,131

Specialty Retail – 0.9%
32,954	Home Depot, Inc.	12,509,009
74,560	TJX Cos., Inc.	10,448,838

		22,957,847

Technology Hardware, Storage & Peripherals – 0.3%
325,163	Hewlett Packard Enterprise Co.	7,940,480

Trading Companies & Distributors – 0.4%
247,175	Fastenal Co.	10,171,251

Water Utilities – 0.2%
39,929	American Water Works Co., Inc.	5,128,082

Wireless Telecommunication Services – 0.3%
32,609	T-Mobile U.S., Inc.	6,849,520

TOTAL COMMON STOCKS (Cost $697,853,624)		$970,639,818

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – 5.0%

Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.500%)
$1,259,094	6.502%		10/31/30	$1,261,058
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
1,935,375	5.965		10/31/31	1,937,891
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)
3,281,431	6.544–6.699		02/26/32	3,289,635
(3 mo. USD Term SOFR + 1.000%)
29,719	6.427		02/26/32	28,905

				6,517,489

Auto Parts & Equipment – 0.1%
First Brands Group LLC
339,136	0.000	(k)	06/29/26	359,098
(3 mo. USD Term SOFR + 5.000%)
3,216,557	9.427		03/30/27	1,026,081
682,541	9.570		03/30/27	217,731
(3 mo. USD Term SOFR + 8.500%)
2,900,000	13.070		03/30/28	37,700

				1,640,610

Beverages – 0.1%
Sazerac Co., Inc.
(1 mo. USD Term SOFR + 2.500%)
2,100,000	6.580		07/09/32	2,109,513

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Building & Construction – 0.2%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
$4,504,585	6.715%	07/30/31	$4,506,838

Building Materials – 0.3%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
4,259,450	6.965	09/08/32	4,270,099
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.250%)
2,248,730	7.252	12/22/31	2,254,352
(3 mo. USD Term SOFR + 6.500%)
625,000	7.250	12/22/32	633,006

			7,157,457

Chemicals – 0.3%
Illuminate Buyer LLC
(1 mo. USD Term SOFR + 2.500%)
4,504,585	6.465	12/31/29	4,493,324
Nouryon Finance BV
(6 mo. USD Term SOFR + 3.250%)
4,427,853	7.036	04/03/28	4,416,783

			8,910,107

Commercial Services – 0.5%
Albion Financing 3 SARL
(3 mo. USD Term SOFR + 3.000%)
2,925,617	7.215	05/21/31	2,938,431
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
5,173,062	7.365	12/29/31	5,068,670
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
4,805,308	7.760	11/16/28	4,821,395
TruGreen LP
(3 mo. USD Term SOFR + 8.500%)
1,750,000	12.602	11/02/28	1,576,102

			14,404,598

Computers – 0.2%
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
3,920,375	6.965	03/01/29	3,708,008
Virtusa Corp.
(1 mo. USD Term SOFR + 3.250%)
1,850,833	7.215	02/15/29	1,823,996

			5,532,004

Diversified Financial Services – 0.1%
Fiserv Investment Solutions, Inc.
(3 mo. USD Term SOFR + 4.000%)
615,875	8.204	02/18/27	605,867
FNZ Group Services Ltd.
(3 mo. USD Term SOFR + 5.000%)
1,243,750	9.321	11/05/31	985,672

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Diversified Financial Services – (continued)
GEN II Fund Services LLC
(6 mo. USD Term SOFR + 2.750%)
$2,288,500	6.752%	11/26/31	$2,286,600

			3,878,139

Electric – 0.2%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.750%)
4,292,792	7.752	05/01/31	4,303,524

Electronics – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.500%)
2,094,750	7.663	12/02/31	2,105,873

Engineering & Construction – 0.2%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)
957,726	6.465	07/01/31	960,063
(1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
1,617,956	6.590–6.949	07/01/31	1,624,023
Construction Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
595,500	6.465	11/03/31	596,245
TRC Cos. LLC
(1 mo. USD Term SOFR + 3.000%)
3,350,749	6.965	12/08/28	3,354,937

			6,535,268

Entertainment – 0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
2,605,345	8.629	12/02/31	2,598,363

Health Care Services – 0.1%
LifePoint Health, Inc.
(1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%)
1,273,532	7.655–7.782	05/19/31	1,273,163
Onex TSG Intermediate Corp.
(3 mo. USD Term SOFR + 3.750%)
1,325,000	7.590	08/06/32	1,329,253

			2,602,416

Insurance – 0.3%
Asurion LLC
(1 mo. USD Term SOFR + 3.250%)
2,447,187	7.329	07/31/27	2,447,652
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.750%)
648,547	6.715	06/13/31	649,954

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Insurance – (continued)
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
	$4,650,000	6.752%	05/06/31	$4,641,677

				7,739,283

Internet – 0.1%
Diamond Sports Group LLC
(3 mo. USD Term SOFR + 15.000%)
	91,766	15.000	01/02/28	68,274
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
	3,084,500	7.502	10/02/31	2,968,831

				3,037,105

Leisure Time – 0.1%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
	1,965,449	6.715	11/24/28	1,967,906

Machinery-Diversified – 0.3%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
	297,187	6.002	04/20/29	297,484
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	840,000	5.750	05/21/28	975,246
(3 mo. USD Term SOFR + 3.500%)
	$1,800,957	7.763	05/19/28	1,809,061
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 3.000%)
	4,538,146	7.197	04/30/30	4,563,696

				7,645,487

Media – 0.0%
Audacy Capital Corp.
(1 mo. USD Term SOFR + 6.000%)
	1,066,454	10.079	10/01/29	841,165
(1 mo. USD Term SOFR + 7.000%)
	119,349	11.079	10/02/28	116,962
Cumulus Media New Holdings, Inc.
(3 mo. USD Term SOFR + 5.000%)
	572,401	9.321	05/02/29	159,316
DirecTV Financing LLC
(3 mo. USD Term SOFR + 5.000%)
	101,122	9.102	08/02/27	101,110

				1,218,553

Metal Fabricate & Hardware – 0.1%
Grinding Media, Inc.
(3 mo. USD Term SOFR + 3.500%)
	2,568,802	7.698	10/12/28	2,572,013

Office & Business Equipment – 0.1%
Pitney Bowes, Inc.
(1 mo. USD Term SOFR + 3.750%)
	3,333,250	7.715	03/19/32	3,323,884

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Oil & Gas Services – 0.1%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
$3,150,000	6.884%	10/01/32	$3,155,922

Pipelines – 0.4%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.000%)
5,694,329	6.102	05/17/29	5,682,143
CQP Holdco LP
(3 mo. USD Term SOFR + 2.000%)
2,940,371	6.002	12/31/30	2,944,341
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.750%)
3,291,813	7.715	08/01/29	3,308,271

			11,934,755

Retail – 0.1%
Harbor Freight Tools USA, Inc.
(1 mo. USD Term SOFR + 2.250%)
1,366,511	6.215	06/11/31	1,346,136

Software – 0.7%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
2,335,104	5.653	02/15/29	2,323,055
ConnectWise LLC
(3 mo. USD Term SOFR + 3.500%)
4,577,442	7.763	09/29/28	4,581,104
Drake Software LLC
(1 mo. USD Term SOFR + 4.250%)
2,103,361	8.215	06/26/31	2,079,699
iSolved, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,207,889	6.715	10/15/30	1,207,515
Kaseya, Inc.
(1 mo. USD Term SOFR + 3.250%)
3,432,750	7.215	03/20/32	3,430,965
(1 mo. USD Term SOFR + 5.000%)
2,525,000	8.965	03/18/33	2,495,028
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
1,207,649	6.338	02/10/31	1,206,803

			17,324,169

TOTAL BANK LOANS
(Cost $141,821,870)			$134,067,412

Shares	Dividend Rate		Value

Preferred Stocks – 0.3%

Capital Markets – 0.2%
Morgan Stanley
183,597		6.375%	$4,617,465

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

Shares	Dividend Rate	Value

Preferred Stocks – (continued)

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500%	$854,701

Insurance(d) – 0.1%
Delphi Financial Group, Inc.
143,849	7.663	3,452,376

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$8,924,542

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.2%

United States Dollar – 0.2%
Angola Government International Bonds
	$200,000	9.125%		11/26/49	$168,000
Benin Government International Bonds
EUR	131,000	4.875		01/19/32	144,276
	$220,000	7.960		02/13/38	228,800
Ecuador Government International Bonds
	57,283	0.000	(b)(g)	07/31/30	44,629
	128,344	6.900	(l)	07/31/35	98,159
Egypt Government International Bonds
	200,000	8.875		05/29/50	188,812
El Salvador Government International Bonds (a)
	720,000	7.125		01/20/50	648,846
Hungary Government International Bonds
	730,000	3.125		09/21/51	472,310
Ivory Coast Government International Bonds (b)
	212,000	6.375		03/03/28	215,272
National Bank of Uzbekistan (a)
	786,000	8.500		07/05/29	840,037
Nigeria Government International Bonds
	400,000	7.625		11/28/47	355,000
	320,000	8.250		09/28/51	296,000
Pakistan Government International Bonds
	540,000	8.875		04/08/51	514,361
Panama Government International Bonds
	930,000	4.300		04/29/53	712,380
Republic of South Africa Government International Bonds
	710,000	5.000		10/12/46	555,060
Romania Government International Bonds
	150,000	6.625	(b)	05/16/36	154,026
	200,000	4.000		02/14/51	138,000
Ukraine Government International Bonds (b)(l)
	63,457	4.500		02/01/29	43,532
	5,777	0.000		02/01/30	3,047
	21,588	0.000		02/01/34	8,991
	42,304	4.500		02/01/34	23,733
	18,243	0.000		02/01/35	9,277
	15,203	0.000		02/01/36	7,716

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,076,185)					$5,870,264

Units	Expiration Date		Value

Rights(h) – 0.0%

Cineworld Group PLC
27,900		12/31/99	$587,407

(Cost $708,939)

Warrants(h) – 0.0%

Aspect Software, Inc.(e)
194,739		12/31/99	$194

Expand Energy Corp.
287		02/09/26	24,952

Noble Corp. PLC
5,288		02/04/28	60,627

TOTAL WARRANTS (Cost $13,220)			$85,773

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(d) – 0.0%

Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$95,715	4.486%	07/25/47	$85,344

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			85,344

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $37,090)			$85,344

Shares	Description		Value

Exchange Traded Funds – 4.1%
1,820,504		Goldman Sachs Nasdaq-100
		Core Premium Income ETF(m)	$98,562,087
43,398		iShares U.S. Technology ETF	9,023,312

TOTAL EXCHANGE TRADED FUNDS (Cost $92,571,475)			$107,585,399

Shares	Dividend Rate		Value

Investment Companies(m) – 5.2%

Goldman Sachs Financial Square Government Fund — Class R6
43,666,885		3.956%	$43,666,885
Goldman Sachs Financial Square Government Fund — Institutional Shares
56,965,353		3.956	56,965,353

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Shares	Dividend Rate		Value

Investment Companies(m) – (continued)

Goldman Sachs MLP Energy Infrastructure Fund — Class R6
1,013,429	5.102%		$37,770,487

TOTAL INVESTMENT COMPANIES
(Cost $119,950,967)			$138,402,725

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 96.5%
(Cost $2,270,611,966)			$2,568,507,217

Securities Lending Reinvestment Vehicle(m) – 0.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
13,388,774	3.956%		$13,388,774
(Cost $13,388,774)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(g) – 0.3%

Commercial Paper – 0.3%
Enel Finance America LLC
$3,800,000	4.604%	11/07/25	$3,796,956
2,284,000	4.614	11/07/25	2,282,170
Oracle Corp.
2,345,000	4.326	01/15/26	2,325,044

TOTAL SHORT- TERM INVESTMENTS
(Cost $8,403,865)			$8,404,170

TOTAL INVESTMENTS – 97.3%
(Cost $2,292,404,605)			$2,590,300,161

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			71,485,148

NET ASSETS – 100.0%			$2,661,785,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on October 31, 2025.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on October 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Security is currently in default and/or non-income producing.

(i)	All or a portion of security is on loan.

(j)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on October 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on October 31, 2025.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At October 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. due 02/26/32	$280,552	$282,141	$704

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	13,406,286	CHF	10,570,000	12/17/25	$196,870

	USD	21,520,642	EUR	18,239,826	12/08/25	450,613

TOTAL						$647,483

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	11,290,000	USD	13,229,585	12/17/25	$(180,574)

	JPY	1,970,000,000	USD	13,426,029	12/17/25	(580,377)

TOTAL						$(760,951)

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10	12/19/25	$1,126,719	$ 7,933
2 Year U.S. Treasury Notes	78	12/31/25	16,242,891	(19,636)
20 Year U.S. Treasury Bonds	376	12/19/25	44,109,500	1,110,459
5 Year U.S. Treasury Notes	1,538	12/31/25	167,966,423	(7,081)
Euro Stoxx 50 Index	102	12/19/25	6,665,061	265,980
IFSC NIFTY 50 Index	260	11/25/25	13,466,440	(194,002)
S&P 500 E-Mini Index	98	12/19/25	33,682,600	1,103,996
Ultra 10-Year U.S. Treasury Notes	4	12/19/25	461,938	6,597
Ultra Long U.S. Treasury Bonds	505	12/19/25	61,247,031	1,883,179

Total				$4,157,425

Short position contracts:
10 Year U.S. Treasury Notes	(155)	12/19/25	(17,464,141)	9,987
5 Year German Euro-Bobl	(35)	12/08/25	(4,770,934)	(12,276)
5 Year German Euro-Bund	(26)	12/08/25	(3,877,676)	(49,630)
5 Year U.S. Treasury Notes	(1,250)	12/31/25	(136,513,673)	5,724
FTSE 100 Index	(53)	12/19/25	(6,785,758)	(198,756)
S&P Toronto Stock Exchange 60 Index	(27)	12/18/25	(6,859,392)	(66,846)

Total				$ (311,797)

TOTAL FUTURES CONTRACTS				$3,845,628

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At October 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(b)	12M SOFR(b)	12/17/26		$1,980	$(4,411)	$(8,669)	$ 4,258
12M SOFR(b)	3.500%(b)	12/17/27		1,180	3,684	8,856	(5,172)
12M SOFR(b)	3.500(b)	12/17/28		25,930	134,537	294,025	(159,488)
12M SOFR(b)	3.750(b)	12/17/30		163,730	2,735,715	4,126,960	(1,391,245)
2.250(b)	6M EURO(c)	12/17/30	EUR	360	1,886	3,512	(1,626)
3.750(b)	12M SOFR(b)	12/17/32		$3,350	(51,593)	(54,958)	3,365
2.250(b)	6M EURO(c)	12/17/32	EUR	200	3,382	4,148	(766)
12M SOFR(b)	3.750(b)	12/17/35		$159,150	1,049,276	1,037,507	11,769
12M SOFR(b)	3.750(b)	12/17/45		260	(8,281)	(8,260)	(21)
12M SOFR(b)	3.750(b)	12/17/55		14,290	(488,652)	(279,250)	(209,402)

TOTAL					$3,375,543	$5,123,871	$(1,748,328)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to October 31, 2025.
(b)	Payments made annually.
(c)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At October 31, 2025, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls

STOX Index UBS AG (London)		$5,803.591	11/28/2025	(3,437)	$(1,994,694,227)	$(102,463)	$(102,061)	$(402)

Currency Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 98.0%

Banks – 1.3%
17,455	JPMorgan Chase & Co.	$5,430,600

Beverages – 0.7%
20,760	Constellation Brands, Inc. Class A	2,727,449

Biotechnology – 2.1%
20,270	AbbVie, Inc.	4,419,671
14,755	Amgen, Inc.	4,403,334

		8,823,005

Broadline Retail – 0.6%
3,865	Dillard’s, Inc. Class A	2,319,309

Building Products – 2.2%
32,895	A.O. Smith Corp.	2,170,741
16,830	Griffon Corp.	1,245,588
5,705	Lennox International, Inc.	2,881,025
41,835	Masco Corp.	2,709,235

		9,006,589

Capital Markets – 3.6%
52,752	Charles Schwab Corp.	4,986,119
8,427	Evercore, Inc. Class A	2,482,257
10,915	MarketAxess Holdings, Inc.	1,747,055
25,570	Moelis & Co. Class A	1,619,348
9,040	Moody’s Corp.	4,341,912

		15,176,691

Chemicals – 1.0%
11,814	Sherwin-Williams Co.	4,075,121

Commercial Services & Supplies – 0.8%
61,426	Rollins, Inc.	3,538,752

Communications Equipment – 1.3%
13,598	Motorola Solutions, Inc.	5,530,442

Consumer Finance – 1.4%
15,705	American Express Co.	5,665,265

Consumer Staples Distribution & Retail – 2.5%
4,728	Costco Wholesale Corp.	4,309,336
28,235	Dollar General Corp.	2,785,665
49,457	Kroger Co.	3,146,949

		10,241,950

Diversified Telecommunication Services – 0.6%
55,510	Cogent Communications Holdings, Inc.	2,289,787

Electric Utilities – 2.1%
109,031	NextEra Energy, Inc.	8,875,123

Electronic Equipment, Instruments & Components – 5.8%
55,779	Amphenol Corp. Class A	7,772,246
13,910	Badger Meter, Inc.	2,510,060
30,420	CDW Corp.	4,848,035
64,480	Cognex Corp.	2,668,827
10,621	Littelfuse, Inc.	2,584,196
25,570	TD SYNNEX Corp.	4,001,449

		24,384,813

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – 0.9%
46,095	Archrock, Inc.	$1,164,821
33,274	Kodiak Gas Services, Inc.	1,227,145
53,602	USA Compression Partners LP	1,182,996

		3,574,962

Financial Services – 2.5%
9,327	Mastercard, Inc. Class A	5,148,411
15,238	Visa, Inc. Class A	5,192,196

		10,340,607

Food Products – 0.8%
59,985	Mondelez International, Inc. Class A	3,446,738

Gas Utilities – 0.2%
44,435	Suburban Propane Partners LP	810,050

Ground Transportation – 0.4%
11,660	Landstar System, Inc.	1,497,494

Health Care Providers & Services – 1.8%
1	CVS Health Corp.	78
11,654	Humana, Inc.	3,242,027
12,554	UnitedHealth Group, Inc.	4,287,944

		7,530,049

Hotels, Restaurants & Leisure – 1.6%
6,985	Domino’s Pizza, Inc.	2,783,243
25,315	Papa John’s International, Inc.	1,286,255
15,180	Texas Roadhouse, Inc.	2,483,145

		6,552,643

Insurance – 3.0%
20,575	Allstate Corp.	3,940,524
18,140	American Financial Group, Inc.	2,388,675
22,140	Marsh & McLennan Cos., Inc.	3,944,241
7,930	Primerica, Inc.	2,060,769

		12,334,209

IT Services – 2.5%
28,150	Accenture PLC Class A	7,040,315
39,445	Amdocs Ltd.	3,323,636

		10,363,951

Life Sciences Tools & Services – 2.2%
20,959	Danaher Corp.	4,514,150
8,493	Thermo Fisher Scientific, Inc.	4,818,843

		9,332,993

Machinery – 1.9%
16,410	Illinois Tool Works, Inc.	4,002,727
25,396	Toro Co.	1,897,843
8,150	Watts Water Technologies, Inc. Class A	2,221,690

		8,122,260

Media – 4.1%
315,984	Comcast Corp. Class A	8,795,415
82,248	New York Times Co. Class A	4,687,314

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
18,750	Nexstar Media Group, Inc.	$3,669,937

		17,152,666

Metals & Mining – 0.6%
9,405	Reliance, Inc.	2,656,254

Oil, Gas & Consumable Fuels – 14.0%
32,637	BKV Corp.*	769,907
33,609	Cheniere Energy Partners LP	1,753,382
5,382	Cheniere Energy, Inc.	1,140,984
14,830	Delek Logistics Partners LP	660,677
19,451	DT Midstream, Inc.	2,129,690
10,012	Enbridge, Inc.	466,759
442,040	Energy Transfer LP	7,439,533
190,778	Enterprise Products Partners LP	5,874,055
2,932	Expand Energy Corp.	302,905
89,717	Genesis Energy LP	1,467,770
17,233	Global Partners LP	779,104
150,060	Hess Midstream LP Class A	5,094,537
48,934	Kinetik Holdings, Inc.	1,884,448
169,118	MPLX LP	8,584,430
26,055	NGL Energy Partners LP*	168,315
12,995	ONEOK, Inc.	870,665
281,974	Plains All American Pipeline LP	4,638,472
108,283	Sunoco LP	5,654,538
11,930	Targa Resources Corp.	1,837,697
9,353	TC Energy Corp.	469,147
126,756	Western Midstream Partners LP	4,749,547
29,913	Williams Cos., Inc.	1,731,065

		58,467,627

Personal Products – 0.2%
10,395	Interparfums, Inc.	926,714

Pharmaceuticals – 2.1%
5,561	Eli Lilly & Co.	4,798,365
26,115	Zoetis, Inc.	3,762,910

		8,561,275

Professional Services – 0.2%
37,365	Robert Half, Inc.	978,589

Residential REITs – 0.6%
42,667	Equity LifeStyle Properties, Inc.	2,604,820

Semiconductors & Semiconductor Equipment – 12.1%
32,999	Applied Materials, Inc.	7,692,067
6,596	KLA Corp.	7,972,849
52,012	Lam Research Corp.	8,189,809
5,970	Monolithic Power Systems, Inc.	5,999,850
40,939	NVIDIA Corp.	8,289,738
45,472	Power Integrations, Inc.	1,904,822
49,048	Skyworks Solutions, Inc.	3,812,011
40,084	Texas Instruments, Inc.	6,471,963

		50,333,109

Software – 8.0%
40,040	Dolby Laboratories, Inc. Class A	2,655,453
9,170	InterDigital, Inc.	3,319,173
11,426	Intuit, Inc.	7,627,426

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
15,028	Microsoft Corp.	$7,781,649
26,330	Oracle Corp.	6,914,521
11,587	Roper Technologies, Inc.	5,169,540

		33,467,762

Specialized REITs – 1.0%
23,719	American Tower Corp.	4,245,227

Specialty Retail – 6.3%
40,279	Best Buy Co., Inc.	3,308,517
13,536	Home Depot, Inc.	5,138,130
20,035	Lowe’s Cos., Inc.	4,770,934
34,730	TJX Cos., Inc.	4,867,062
66,105	Tractor Supply Co.	3,576,942
18,006	Williams-Sonoma, Inc.	3,499,286
2,445	Winmark Corp.	985,751

		26,146,622

Technology Hardware, Storage & Peripherals – 2.5%
191,558	HP, Inc.	5,300,410
42,159	NetApp, Inc.	4,965,487

		10,265,897

Textiles, Apparel & Luxury Goods – 1.0%
67,185	NIKE, Inc. Class B	4,339,479

Trading Companies & Distributors – 1.5%
84,676	Fastenal Co.	3,484,418
7,727	Watsco, Inc.	2,843,613

		6,328,031

TOTAL COMMON STOCKS (Cost $276,204,341)		$408,464,924

Shares	Dividend Rate	Value

Investment Companies(a) – 1.8%

Goldman Sachs Financial Square Government Fund — Class R6
7,413,529	3.956%	$7,413,529

Goldman Sachs Financial Square Government Fund — Institutional Shares
262,423	3.956	262,423

TOTAL INVESTMENT COMPANIES (Cost $7,675,952)		$7,675,952

TOTAL INVESTMENTS – 99.8% (Cost $283,880,293)		$416,140,876

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		895,572

NET ASSETS – 100.0%		$417,036,448

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	27	12/19/25	$9,279,900	$303,541

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Assets and Liabilities October 31, 2025

	Income Builder Fund	Rising Dividend Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $2,072,975,228 and $276,204,341, respectively)	$2,339,946,575	$408,464,924
Investments in affiliated issuers, at value (cost $206,040,603 and $7,675,952, respectively)	236,964,812	7,675,952
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost(a)	13,388,774	—
Cash	30,513,935	396,638
Foreign currencies, at value (cost $2,131,412 and $0, respectively)	2,069,752	—
Unrealized gain on forward foreign currency exchange contracts	647,483	—
Unrealized gain on unfunded loan commitment	704	—
Variation margin on futures contracts	—	25,051
Receivables:
Collateral on certain derivative contracts(b)	22,544,923	632,419
Interest and dividends	20,266,476	788,916
Investments sold	10,000,528	—
Fund shares sold	2,591,886	4,649
Foreign tax reclaims	1,169,741	62,144
Reimbursement from investment adviser	129,668	61,183
Securities lending income	23,607	—
Due from broker - upfront payment	13,491	—
Due from broker	709	—
Other assets	89,878	36,335

Total assets	2,680,362,942	418,148,211

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	760,951	—
Variation margin on swaps contracts	381,174	—
Variation margin on futures contracts	362,349	—
Written option contracts, at value (premium received $102,061 and $0, respectively)	102,463	—
Payables:
Payable upon return of securities loaned	13,388,774	—
Fund shares redeemed	1,686,825	618,859
Investments purchased on an extended-settlement basis	530,000	—
Management fees	481,103	119,909
Investments purchased	272,958	27,545
Distribution and Service fees and Transfer Agency fees	246,027	54,756
Professional fees	—	105,631
Custody fees	—	84,914
Accrued expenses	365,009	100,149

Total liabilities	18,577,633	1,111,763

Net Assets:

Paid-in capital	2,341,172,055	262,817,088
Total distributable earnings	320,613,254	154,219,360

NET ASSETS	$2,661,785,309	$417,036,448
Net Assets:
Class A	$760,656,068	$232,238,267
Class C	146,842,972	14,567,793
Institutional	1,116,212,945	93,232,734
Investor	544,790,203	56,663,660
Class R6	66,656,857	7,240,160
Class R	—	1,160,104
Class P	26,626,264	11,933,730
Total Net Assets	$2,661,785,309	$417,036,448
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	28,440,820	19,768,042
Class C	5,615,692	1,197,987
Institutional	40,483,740	7,219,857
Investor	19,839,256	4,400,891
Class R6	2,418,349	561,247
Class R	—	99,572
Class P	965,811	924,014
Net asset value, offering and redemption price per share:(c)
Class A	26.75	11.75
Class C	26.15	12.16
Institutional	27.57	12.91
Investor	27.46	12.88
Class R6	27.56	12.90
Class R	—	11.65
Class P	27.57	12.92

(a)	Includes loaned securities having a market value of $13,099,956 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Income Builder Fund	$9,404,259	$12,330,664	$810,000
Rising Dividend Growth Fund	632,419	—	—

(c)

Maximum public offering price per share for Class A Shares of the Income Builder and the Rising Dividend Growth Funds is $28.31 and $12.43, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2025

	Income Builder Fund	Rising Dividend Growth Fund

Investment Income:

Interest (net of foreign withholding taxes of $267 and $0, respectively)	$86,235,868	$32,358
Dividends — unaffiliated issuers (net of tax withholding of $425,932 and $3,705, respectively)	18,240,662	7,339,716
Dividends — affiliated issuers	16,252,601	417,789
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	93,641	1,062

Total investment income	120,822,772	7,790,925

Expenses:

Management fees	12,854,218	3,355,044
Distribution and Service (12b-1) fees(a)	2,898,449	738,971
Transfer Agency fees(a)	2,114,179	529,509
Custody, accounting and administrative services	382,866	200,131
Service fees — Class C	382,320	42,050
Registration fees	199,965	101,283
Printing and mailing costs	183,270	74,780
Professional fees	150,271	157,197
Trustee fees	32,559	28,196
Prime broker fees	1,165	—
Other	69,492	46,642

Total expenses	19,268,754	5,273,803

Less — expense reductions	(3,320,040)	(1,180,005)

Net expenses	15,948,714	4,093,798

NET INVESTMENT INCOME	104,874,058	3,697,127

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	43,862,439	41,732,449
Investments — affiliated issuers	(571,800)	—
Purchased options	2,357,891	—
Futures contracts	(13,273,470)	1,755,540
Written options	(300,791)	—
Swap contracts	(5,345,153)	—
Forward foreign currency exchange contracts	(1,331,245)	—
Foreign currency transactions	593,307	(85)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	12,998,879	—
Investments — unaffiliated issuers	80,167,783	(20,741,097)
Unfunded loan commitment	704	—
Futures contracts	9,042,545	305,110
Written options	2,682	—
Swap contracts	7,355,571	—
Forward foreign currency exchange contracts	(424,735)	—
Foreign currency translation	(16,668)	—

Net realized and unrealized gain	135,117,939	23,051,917

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$239,991,997	$26,749,044

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income Builder Fund	$1,751,490	$1,146,959	$ —	$840,715	$183,514	$439,366	$626,115	$16,348	$ —	$8,121
Rising Dividend Growth Fund	606,727	126,150	6,094	364,037	25,230	43,361	89,489	2,111	1,828	3,453

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Changes in Net Assets

	Income Builder Fund		Rising Dividend Growth Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$104,874,058	$98,609,615	$3,697,127	$4,200,392

Net realized gain	25,991,178	53,585,432	43,487,904	47,635,857

Net change in unrealized gain (loss)	109,126,761	281,115,638	(20,435,987)	67,269,814

Net increase in net assets resulting from operations	239,991,997	433,310,685	26,749,044	119,106,063

Distributions to shareholders:

From distributable earnings:

Class A Shares	(32,658,061)	(25,956,929)	(31,092,553)	(18,281,697)

Class C Shares	(6,139,779)	(6,065,716)	(2,152,857)	(1,575,200)

Institutional Shares	(53,351,844)	(44,972,270)	(13,448,290)	(7,821,861)

Investor Shares	(24,918,320)	(19,009,759)	(7,271,587)	(4,849,423)

Class R6 Shares	(2,660,679)	(1,849,294)	(848,875)	(443,860)

Class R Shares	—	—	(145,803)	(94,863)

Class P Shares	(1,313,026)	(1,214,857)	(1,393,898)	(902,309)

Total distributions to shareholders	(121,041,709)	(99,068,825)	(56,353,863)	(33,969,213)

From share transactions:

Proceeds from sales of shares	559,443,142	586,166,745	33,205,762	43,422,301

Reinvestment of distributions	109,418,019	89,726,625	53,491,407	32,254,188

Cost of shares redeemed	(610,848,045)	(634,710,819)	(119,352,587)	(124,196,446)

Net increase (decrease) in net assets resulting from share transactions	58,013,116	41,182,551	(32,655,418)	(48,519,957)

TOTAL INCREASE (DECREASE)	176,963,404	375,424,411	(62,260,237)	36,616,893

Net assets:

Beginning of year	2,484,821,905	2,109,397,494	479,296,685	442,679,792

End of year	$2,661,785,309	$2,484,821,905	$417,036,448	$479,296,685

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$25.56	$22.04	$22.54	$26.97	$23.40

Net investment income(a)	1.02	1.00	0.97	0.83	0.81

Net realized and unrealized gain (loss)	1.37	3.55	(0.43)	(3.47)	3.58

Total from investment operations	2.39	4.55	0.54	(2.64)	4.39

Distributions to shareholders from net investment income	(1.08)	(1.03)	(1.04)	(0.86)	(0.82)

Distributions to shareholders from net realized gains	(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—	—	— (b)	—	—

Total distributions	(1.20)	(1.03)	(1.04)	(1.79)	(0.82)

Net asset value, end of year	$26.75	$25.56	$22.04	$22.54	$26.97

Total return(c)	9.65%	20.94%	2.30%	(10.34)%	18.90%

Net assets, end of year (in 000s)	$760,656	$671,054	$541,496	$524,002	$505,134

Ratio of net expenses to average net assets	0.78%	0.79%	0.80%	0.79%	0.79%

Ratio of total expenses to average net assets	0.91%	0.93%	0.93%	0.92%	0.92%

Ratio of net investment income to average net assets	3.94%	4.07%	4.18%	3.42%	3.07%

Portfolio turnover rate(d)	33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$25.01	$21.58	$22.09	$26.47	$22.98

Net investment income(a)	0.81	0.80	0.78	0.64	0.60

Net realized and unrealized gain (loss)	1.34	3.48	(0.42)	(3.41)	3.51

Total from investment operations	2.15	4.28	0.36	(2.77)	4.11

Distributions to shareholders from net investment income	(0.89)	(0.85)	(0.87)	(0.68)	(0.62)

Distributions to shareholders from net realized gains	(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—	—	— (b)	—	—

Total distributions	(1.01)	(0.85)	(0.87)	(1.61)	(0.62)

Net asset value, end of year	$26.15	$25.01	$21.58	$22.09	$26.47

Total return(c)	8.83%	20.00%	1.52%	(10.99)%	18.01%

Net assets, end of year (in 000s)	$146,843	$162,659	$182,505	$243,523	$368,881

Ratio of net expenses to average net assets	1.53%	1.54%	1.55%	1.54%	1.54%

Ratio of total expenses to average net assets	1.66%	1.68%	1.68%	1.67%	1.67%

Ratio of net investment income to average net assets	3.20%	3.34%	3.43%	2.64%	2.32%

Portfolio turnover rate(d)	33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$26.31	$22.65	$23.14	$27.64	$23.96

Net investment income(a)	1.14	1.12	1.07	0.94	0.91

Net realized and unrealized gain (loss)	1.41	3.65	(0.44)	(3.57)	3.67

Total from investment operations	2.55	4.77	0.63	(2.63)	4.58

Distributions to shareholders from net investment income	(1.17)	(1.11)	(1.12)	(0.94)	(0.90)

Distributions to shareholders from net realized gains	(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—	—	— (b)	—	—

Total distributions	(1.29)	(1.11)	(1.12)	(1.87)	(0.90)

Net asset value, end of year	$27.57	$26.31	$22.65	$23.14	$27.64

Total return(c)	9.99%	21.32%	2.61%	(10.02)%	19.29%

Net assets, end of year (in 000s)	$1,116,213	$1,098,589	$921,860	$993,214	$1,061,582

Ratio of net expenses to average net assets	0.45%	0.46%	0.47%	0.46%	0.46%

Ratio of total expenses to average net assets	0.58%	0.60%	0.60%	0.59%	0.59%

Ratio of net investment income to average net assets	4.28%	4.41%	4.51%	3.75%	3.40%

Portfolio turnover rate(d)	33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$26.21	$22.57	$23.06	$27.55	$23.89

Net investment income(a)	1.11	1.09	1.05	0.91	0.89

Net realized and unrealized gain (loss)	1.41	3.64	(0.44)	(3.55)	3.65

Total from investment operations	2.52	4.73	0.61	(2.64)	4.54

Distributions to shareholders from net investment income	(1.15)	(1.09)	(1.10)	(0.92)	(0.88)

Distributions to shareholders from net realized gains	(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—	—	— (b)	—	—

Total distributions	(1.27)	(1.09)	(1.10)	(1.85)	(0.88)

Net asset value, end of year	$27.46	$26.21	$22.57	$23.06	$27.55

Total return(c)	9.90%	21.27%	2.49%	(10.09)%	19.22%

Net assets, end of year (in 000s)	$544,790	$482,624	$392,480	$421,142	$355,534

Ratio of net expenses to average net assets	0.53%	0.54%	0.55%	0.54%	0.54%

Ratio of total expenses to average net assets	0.66%	0.68%	0.68%	0.67%	0.67%

Ratio of net investment income to average net assets	4.20%	4.33%	4.43%	3.68%	3.32%

Portfolio turnover rate(d)	33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$26.30	$22.65	$23.13	$27.64	$23.95

Net investment income(a)	1.14	1.12	1.07	0.94	0.92

Net realized and unrealized gain (loss)	1.41	3.64	(0.43)	(3.58)	3.67

Total from investment operations	2.55	4.76	0.64	(2.64)	4.59

Distributions to shareholders from net investment income	(1.17)	(1.11)	(1.12)	(0.94)	(0.90)

Distributions to shareholders from net realized gains	(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—	—	— (b)	—	—

Total distributions	(1.29)	(1.11)	(1.12)	(1.87)	(0.90)

Net asset value, end of year	$27.56	$26.30	$22.65	$23.13	$27.64

Total return(c)	10.00%	21.34%	2.62%	(10.05)%	19.35%

Net assets, end of year (in 000s)	$66,657	$43,102	$40,051	$39,187	$25,215

Ratio of net expenses to average net assets	0.44%	0.45%	0.46%	0.45%	0.46%

Ratio of total expenses to average net assets	0.57%	0.59%	0.59%	0.58%	0.58%

Ratio of net investment income to average net assets	4.27%	4.42%	4.52%	3.76%	3.44%

Portfolio turnover rate(d)	33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Income Builder Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$26.31	$22.65	$23.14	$27.64	$23.96

Net investment income(a)	1.14	1.12	1.08	0.94	0.91

Net realized and unrealized gain (loss)	1.41	3.65	(0.45)	(3.57)	3.68

Total from investment operations	2.55	4.77	0.63	(2.63)	4.59

Distributions to shareholders from net investment income	(1.17)	(1.11)	(1.12)	(0.94)	(0.91)

Distributions to shareholders from net realized gains	(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—	—	— (b)	—	—

Total distributions	(1.29)	(1.11)	(1.12)	(1.87)	(0.91)

Net asset value, end of year	$27.57	$26.31	$22.65	$23.14	$27.64

Total return(c)	10.00%	21.39%	2.62%	(10.05)%	19.31%

Net assets, end of year (in 000s)	$26,626	$26,795	$31,006	$43,595	$52,764

Ratio of net expenses to average net assets	0.44%	0.45%	0.46%	0.45%	0.45%

Ratio of total expenses to average net assets	0.57%	0.59%	0.59%	0.58%	0.58%

Ratio of net investment income to average net assets	4.29%	4.42%	4.52%	3.75%	3.38%

Portfolio turnover rate(d)	33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.53	$10.52	$11.87	$13.87	$9.81

Net investment income(a)	0.08	0.09	0.10	0.07	0.05

Net realized and unrealized gain (loss)	0.67	2.78	0.37	(0.71)	4.44

Total from investment operations	0.75	2.87	0.47	(0.64)	4.49

Distributions to shareholders from net investment income	(0.18)	(0.18)	(0.48)	(0.19)	(0.39)

Distributions to shareholders from net realized gains	(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.53)	(0.86)	(1.82)	(1.36)	(0.43)

Net asset value, end of year	$11.75	$12.53	$10.52	$11.87	$13.87

Total return(b)	6.29%	28.26%	3.71%	(4.99)%	46.88%

Net assets, end of year (in 000s)	$232,238	$257,941	$228,422	$240,085	$255,730

Ratio of net expenses to average net assets	1.01%	1.01%	1.02%	1.03%	1.03%

Ratio of total expenses to average net assets	1.29%	1.27%	1.28%	1.28%	1.27%

Ratio of net investment income to average net assets	0.73%	0.77%	0.89%	0.55%	0.42%

Portfolio turnover rate(c)	35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class C Shares

	Year Ended October 31,

	2025		2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.91		$10.81	$12.14	$14.13	$9.99

Net investment income (loss)(a)	(0.00	)(b)	0.01	0.02	(0.02)	(0.03)

Net realized and unrealized gain (loss)	0.68		2.85	0.37	(0.72)	4.52

Total from investment operations	0.68		2.86	0.39	(0.74)	4.49

Distributions to shareholders from net investment income	(0.08)		(0.08)	(0.38)	(0.08)	(0.31)

Distributions to shareholders from net realized gains	(1.35)		(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.43)		(0.76)	(1.72)	(1.25)	(0.35)

Net asset value, end of year	$12.16		$12.91	$10.81	$12.14	$14.13

Total return(c)	5.47%		27.31%	2.90%	(5.65)%	45.74%

Net assets, end of year (in 000s)	$14,568		$19,891	$23,425	$41,110	$75,965

Ratio of net expenses to average net assets	1.76%		1.76%	1.77%	1.78%	1.78%

Ratio of total expenses to average net assets	2.04%		2.02%	2.03%	2.02%	2.03%

Ratio of net investment income (loss) to average net assets	—	%(d)	0.05%	0.16%	(0.15)%	(0.23)%

Portfolio turnover rate(e)	35%		42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Amount is less than 0.005% per share.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.63	$11.37	$12.69	$14.72	$10.38

Net investment income(a)	0.13	0.14	0.15	0.11	0.10

Net realized and unrealized gain (loss)	0.72	3.02	0.38	(0.74)	4.70

Total from investment operations	0.85	3.16	0.53	(0.63)	4.80

Distributions to shareholders from net investment income	(0.22)	(0.22)	(0.51)	(0.23)	(0.42)

Distributions to shareholders from net realized gains	(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.57)	(0.90)	(1.85)	(1.40)	(0.46)

Net asset value, end of year	$12.91	$13.63	$11.37	$12.69	$14.72

Total return(b)	6.53%	28.71%	4.02%	(4.62)%	47.16%

Net assets, end of year (in 000s)	$93,233	$118,921	$105,744	$108,367	$130,706

Ratio of net expenses to average net assets	0.69%	0.69%	0.70%	0.72%	0.72%

Ratio of total expenses to average net assets	0.93%	0.91%	0.92%	0.90%	0.90%

Ratio of net investment income to average net assets	1.05%	1.09%	1.21%	0.87%	0.75%

Portfolio turnover rate(c)	35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.59	$11.34	$12.66	$14.69	$10.36

Net investment income(a)	0.12	0.13	0.14	0.11	0.09

Net realized and unrealized gain (loss)	0.73	3.01	0.38	(0.75)	4.69

Total from investment operations	0.85	3.14	0.52	(0.64)	4.78

Distributions to shareholders from net investment income	(0.21)	(0.21)	(0.50)	(0.22)	(0.41)

Distributions to shareholders from net realized gains	(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.56)	(0.89)	(1.84)	(1.39)	(0.45)

Net asset value, end of year	$12.88	$13.59	$11.34	$12.66	$14.69

Total return(b)	6.56%	28.61%	3.95%	(4.70)%	47.09%

Net assets, end of year (in 000s)	$56,664	$62,963	$65,745	$64,950	$71,231

Ratio of net expenses to average net assets	0.76%	0.76%	0.77%	0.78%	0.78%

Ratio of total expenses to average net assets	1.04%	1.02%	1.03%	1.02%	1.02%

Ratio of net investment income to average net assets	0.98%	1.03%	1.15%	0.81%	0.71%

Portfolio turnover rate(c)	35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.62	$11.36	$12.68	$14.71	$10.37

Net investment income(a)	0.13	0.14	0.14	0.11	0.10

Net realized and unrealized gain (loss)	0.72	3.02	0.39	(0.74)	4.70

Total from investment operations	0.85	3.16	0.53	(0.63)	4.80

Distributions to shareholders from net investment income	(0.22)	(0.22)	(0.51)	(0.23)	(0.42)

Distributions to shareholders from net realized gains	(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.57)	(0.90)	(1.85)	(1.40)	(0.46)

Net asset value, end of year	$12.90	$13.62	$11.36	$12.68	$14.71

Total return(b)	6.56%	28.75%	4.03%	(4.62)%	47.22%

Net assets, end of year (in 000s)	$7,240	$6,347	$5,831	$2,738	$3,063

Ratio of net expenses to average net assets	0.68%	0.68%	0.69%	0.71%	0.71%

Ratio of total expenses to average net assets	0.92%	0.90%	0.91%	0.89%	0.89%

Ratio of net investment income to average net assets	1.04%	1.10%	1.19%	0.87%	0.75%

Portfolio turnover rate(c)	35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.44	$10.45	$11.81	$13.79	$9.76

Net investment income(a)	0.05	0.06	0.07	0.04	0.02

Net realized and unrealized gain (loss)	0.66	2.76	0.36	(0.69)	4.42

Total from investment operations	0.71	2.82	0.43	(0.65)	4.44

Distributions to shareholders from net investment income	(0.15)	(0.15)	(0.45)	(0.16)	(0.37)

Distributions to shareholders from net realized gains	(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.50)	(0.83)	(1.79)	(1.33)	(0.41)

Net asset value, end of year	$11.65	$12.44	$10.45	$11.81	$13.79

Total return(b)	5.99%	27.94%	3.41%	(5.10)%	46.38%

Net assets, end of year (in 000s)	$1,160	$1,185	$1,198	$1,346	$1,357

Ratio of net expenses to average net assets	1.26%	1.26%	1.27%	1.28%	1.28%

Ratio of total expenses to average net assets	1.54%	1.52%	1.53%	1.52%	1.52%

Ratio of net investment income to average net assets	0.48%	0.54%	0.63%	0.31%	0.19%

Portfolio turnover rate(c)	35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Rising Dividend Growth Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.63	$11.37	$12.69	$14.72	$10.38

Net investment income(a)	0.13	0.14	0.15	0.11	0.09

Net realized and unrealized gain (loss)	0.73	3.02	0.38	(0.74)	4.71

Total from investment operations	0.86	3.16	0.53	(0.63)	4.80

Distributions to shareholders from net investment income	(0.22)	(0.22)	(0.51)	(0.23)	(0.42)

Distributions to shareholders from net realized gains	(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.57)	(0.90)	(1.85)	(1.40)	(0.46)

Net asset value, end of year	$12.92	$13.63	$11.37	$12.69	$14.72

Total return(b)	6.63%	28.72%	4.02%	(4.62)%	47.17%

Net assets, end of year (in 000s)	$11,934	$12,049	$12,316	$15,404	$14,747

Ratio of net expenses to average net assets	0.68%	0.68%	0.69%	0.71%	0.71%

Ratio of total expenses to average net assets	0.92%	0.90%	0.91%	0.90%	0.89%

Ratio of net investment income to average net assets	1.06%	1.12%	1.22%	0.87%	0.70%

Portfolio turnover rate(c)	35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Income Builder Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Rising Dividend Growth Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

42

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Income Builder Fund	Monthly	Annually

Rising Dividend Growth Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that

43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and

45

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,202,258,533	$—

Bank Loans	—	134,067,412	—

Sovereign Debt Obligations	—	5,870,264	—

Mortgage-Backed Obligations	—	85,344	—

Common Stock and/or Other Equity Investments(a)

Asia	41,298,918	—	—

Europe	173,685,679	862,704	—

North America	754,466,270	326,052	195

Securities Lending Reinvestment Vehicle	13,388,774	—	—

Preferred Stocks	—	8,924,542	—

Rights	—	587,407	—

Warrants	—	85,579	194

Exchange Traded Funds	107,585,399	—	—

Investment Companies	138,402,725	—	—

Short-term Investments	—	8,404,170	—

Total	$1,228,827,765	$1,361,472,007	$389

Liabilities

Fixed Income

Unfunded Loan Committment(b)	$—	$704	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$647,483	$—

Futures Contracts	4,393,855	—	—

Interest Rate Swap Contracts	—	19,392	—

Total	$4,393,855	$666,875	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(760,951)	$—

Futures Contracts(b)	(548,227)	—	—

Interest Rate Swap Contracts(b)	—	(1,767,720)	—

Written Option Contracts	—	(102,463)	—

Total	$(548,227)	$(2,631,134)	$—

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Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$769,907	$—	$—

Europe	7,040,315	—	—

North America	400,654,702	—	—

Investment Companies	7,675,952	—	—

Total	$416,140,876	$—	$—

Derivative Type

Assets(b)

Futures Contracts	$303,541	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$647,483		Payable for unrealized loss on forward foreign currency exchange contracts	$(760,951)

Equity	Variation margin on futures contracts	1,369,976	(a)	Variation margin on futures contracts; Written option contracts, at value	(562,067	)(a)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	3,043,271	(a)	Variation margin on swap contracts; Variation margin on futures contracts	(1,856,343	)(a)

Total		$5,060,730			$(3,179,361)

Rising Dividend Growth Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$303,541	(a)	—	$—

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Income Builder Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(1,331,245)	$(424,735)

Equity	Net realized gain (loss) from futures contracts, purchased and written options/Net change in unrealized gain (loss) on futures contracts and written options	2,833,563	51,651

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(19,395,086)	16,349,147

Total		$(17,892,768)	$15,976,063

Rising Dividend Growth Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$1,755,540	$305,110

For the fiscal year ended October 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Income Builder Fund	3,988	$41,899,049	$375,367,296	4,353	7,249

Rising Dividend Growth Fund	41	—	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Income Builder Fund	0.54%	0.49%	0.46%	0.45%	0.44%	0.51%	0.42	*%

Rising Dividend Growth Fund	0.75	0.68	0.64	0.63	0.62	0.75	0.65	**

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.44% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

**

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.65% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2026, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

Both the Funds invest in Institutional Shares and Class R6 Shares of the Goldman Sachs Financial Square Government Fund and Income Builder Fund invests in Class R6 Shares of the Goldman Sachs MLP Energy Infrastructure and Goldman Sachs NASDAQ-100 Core Premium Income ETF Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the fiscal year ended October 31, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Income Builder Fund	$793,013

Rising Dividend Growth Fund	15,663

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Class R*

Income Builder Fund	0.25%	0.75%	—%

Rising Dividend Growth Fund	0.25	0.75	0.50

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A

Income Builder Fund	$68,047

Rising Dividend Growth Fund	7,165

During the fiscal year ended October 31, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares of the Income Builder Fund; 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund; 0.03% of the average daily net assets of Class R6 and P Shares of each Fund; and 0.04% of the average daily net assets of Institutional Shares of each Fund.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares, as applicable, of the Rising Dividend Growth Fund through at least February 28, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Income Builder and Rising Dividend Growth Funds are 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Income Builder Fund	$2,404,066	$ —	$915,974	$3,320,040

Rising Dividend Growth Fund	463,002	126,668	590,335	1,180,005

G.  Line of Credit Facility — As of October 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H.  Other Transactions with Affiliates — For the fiscal year ended October 31, 2025, Goldman Sachs earned $53,918 and $845 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Income Builder and Rising Dividend Growth Funds, respectively.

The tables below show the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended October 31, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Income Builder Fund	Goldman Sachs Financial Square Government Fund — Class R6	$19,765,967	$386,263,785	$(362,362,867)	$—	$—	$43,666,885	43,666,885	$1,931,051

	Goldman Sachs Financial Square Government Fund — Institutional Shares	121,015,964	386,947,812	(450,998,423)	—	—	56,965,353	56,965,353	2,554,186

	Goldman Sachs MLP Energy Infrastructure Fund — Class R6	35,195,778	2,476,844	—	—	97,865	37,770,487	1,013,429	2,476,844

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

	Goldman Sachs Nasdaq-100 Core Premium Income ETF	$85,452,895	$6,943,949	$(6,163,971)	$(571,800)	$12,901,014	$98,562,087	1,820,504	$9,290,520

Rising Dividend Growth Fund	Goldman Sachs Financial Square Government Fund — Class R6	12,041,915	113,241,822	(117,870,208)	—	—	7,413,529	7,413,529	387,219

	Goldman Sachs Financial Square Government Fund — Institutional Shares	270,356	7,792,616	(7,800,549)	—	—	262,423	262,423	30,570

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Income Builder Fund	$846,030,359	$794,151,319

Rising Dividend Growth Fund	150,786,815	224,982,951

7. SECURITIES LENDING

The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual

53

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

7. SECURITIES LENDING (continued)

maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk.

The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Income Builder Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Funds for the fiscal year ended October 31, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the fiscal year ended October 31, 2025:

Fund	Beginning Value as of October 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of October 31, 2025

Income Builder Fund	$—	$135,730,224	$122,341,450	$13,388,774

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Distributions paid from:

Ordinary income	$109,197,660	$22,017,968

Net long-term capital gains	11,844,049	34,335,895

Total taxable distributions	$121,041,709	$56,353,863

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

8. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Distributions paid from:

Ordinary income	$98,455,815	$ 7,259,738

Net long-term capital gains	613,010	26,709,475

Total taxable distributions	$99,068,825	$33,969,213

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Undistributed ordinary income — net	$810,599	$3,489,316

Undistributed long-term capital gains	30,003,624	35,263,234

Total Undistributed Earnings	$30,814,223	$38,752,550

Capital loss carryforwards:

Timing differences (Open MBS Amortization - Pre-Election/Defaulted Bonds/Straddle Loss Deferral)	$(26,297)	$—

Unrealized gains (loss) — net	289,825,328	115,466,810

Total accumulated earnings (loss) net	$320,613,254	$154,219,360

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Tax Cost	$2,302,394,185	$300,977,607

Gross unrealized gain	360,570,949	131,464,984

Gross unrealized loss	(70,745,621)	(15,998,174)

Net unrealized gain	$ 289,825,328	$115,466,810

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, material modification of debt securities, and market discount accretion and premium amortization and differences in the tax treatment of partnership investments.

The Income Builder Fund reclassed $114,510 from distributable earnings to paid-in capital for the year ending October 31, 2025. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

55

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable

56

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

9. OTHER RISKS (continued)

increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

57

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Income Builder Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	6,450,573	$166,766,240	6,416,789	$159,267,163

Reinvestment of distributions	1,143,174	29,548,946	943,354	23,369,388

Shares redeemed	(5,406,524)	(139,584,011)	(5,679,352)	(139,863,949)

	2,187,223	56,731,175	1,680,791	42,772,602

Class C Shares

Shares sold	675,121	17,016,161	700,149	16,898,684

Reinvestment of distributions	235,134	5,938,092	241,750	5,849,651

Shares redeemed	(1,797,204)	(45,389,637)	(2,895,077)	(69,662,652)

	(886,949)	(22,435,384)	(1,953,178)	(46,914,317)

Institutional Shares

Shares sold	7,194,746	191,210,875	9,590,638	243,959,103

Reinvestment of distributions	1,695,910	45,135,358	1,510,564	38,495,957

Shares redeemed	(10,159,220)	(268,267,078)	(10,040,283)	(252,435,228)

	(1,268,564)	(31,920,845)	1,060,919	30,019,832

Investor Shares

Shares sold	5,811,997	153,373,159	5,928,131	151,809,088

Reinvestment of distributions	939,409	24,913,900	748,869	19,007,622

Shares redeemed	(5,325,663)	(141,740,937)	(5,651,741)	(143,645,451)

	1,425,743	36,546,122	1,025,259	27,171,259

Class R6 Shares

Shares sold	1,104,980	29,160,187	456,858	11,637,785

Reinvestment of distributions	96,326	2,568,697	70,328	1,789,150

Shares redeemed	(421,611)	(11,237,294)	(656,997)	(16,595,051)

	779,695	20,491,590	(129,811)	(3,168,116)

Class P Shares

Shares sold	73,325	1,916,520	102,147	2,594,922

Reinvestment of distributions	49,344	1,313,026	47,804	1,214,857

Shares redeemed	(175,321)	(4,629,088)	(500,252)	(12,508,488)

	(52,652)	(1,399,542)	(350,301)	(8,698,709)

NET INCREASE	2,184,496	$58,013,116	1,333,679	$41,182,551

59

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Rising Dividend Growth Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	801,027	$9,199,646	1,421,161	$16,740,169

Reinvestment of distributions	2,462,091	28,613,207	1,483,628	16,838,225

Shares redeemed	(4,073,385)	(46,942,550)	(4,032,084)	(48,005,773)

	(810,267)	(9,129,697)	(1,127,295)	(14,427,379)

Class C Shares

Shares sold	85,131	1,014,681	158,357	1,948,031

Reinvestment of distributions	178,973	2,152,858	136,025	1,572,092

Shares redeemed	(606,340)	(7,207,133)	(920,256)	(11,286,066)

	(342,236)	(4,039,594)	(625,874)	(7,765,943)

Institutional Shares

Shares sold	800,509	10,032,489	1,065,418	13,703,716

Reinvestment of distributions	1,025,342	13,072,192	611,239	7,557,278

Shares redeemed	(3,332,236)	(41,961,678)	(2,249,292)	(28,739,636)

	(1,506,385)	(18,856,997)	(572,635)	(7,478,642)

Investor Shares

Shares sold	582,144	7,427,025	640,820	8,129,852

Reinvestment of distributions	571,827	7,269,102	394,027	4,848,069

Shares redeemed	(1,385,228)	(17,362,557)	(2,198,160)	(28,316,907)

	(231,257)	(2,666,430)	(1,163,313)	(15,338,986)

Class R6 Shares

Shares sold	234,338	3,176,775	76,419	989,911

Reinvestment of distributions	66,691	848,875	35,950	443,859

Shares redeemed	(205,880)	(2,657,598)	(159,385)	(2,042,227)

	95,149	1,368,052	(47,016)	(608,457)

Class R Shares

Shares sold	16,909	184,485	15,218	179,337

Reinvestment of distributions	12,258	141,275	8,225	92,356

Shares redeemed	(24,840)	(283,971)	(42,793)	(506,693)

	4,327	41,789	(19,350)	(235,000)

Class P Shares

Shares sold	171,004	2,170,661	137,145	1,731,285

Reinvestment of distributions	109,325	1,393,898	73,047	902,309

Shares redeemed	(240,344)	(2,937,100)	(408,984)	(5,299,144)

	39,985	627,459	(198,792)	(2,665,550)

NET DECREASE	(2,750,684)	$(32,655,418)	(3,754,275)	$(48,519,957)

60

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending (with respect to the Rising Dividend Growth Fund), portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. In

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Rising Dividend Growth Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Income Builder Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2025. They noted that the Income Builder Fund had experienced certain portfolio management changes in 2022 and early 2025. The Trustees observed that the Rising Dividend Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. They noted that the Investment Adviser’s Quantitative Investment Strategies Team manages a portion of the Rising Dividend Growth Fund’s portfolio (the “10/10 Strategy”) and that they had approved the re-assignment of the portion of the Fund’s portfolio that invests in energy infrastructure companies (the “Energy Infrastructure Strategy”) from the Fund’s former sub-adviser to the Investment Adviser’s Energy and Infrastructure Team in 2020. The Trustees observed that the Investment Adviser’s Multi-Asset Solutions team manages allocations between the “10/10 Strategy” and the Energy Infrastructure Strategy. They noted that the Rising Dividend Growth Fund’s peer group (Large Blend) and benchmark (the S&P 500 Index) were broad-based, whereas the Fund focused on dividend-paying stocks.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Income Builder Fund	Rising Dividend Growth Fund

First $1 billion	0.54%	0.75%

Next $1 billion	0.49	0.68

Next $3 billion	0.46	0.64

Next $3 billion	0.45	0.63

Over $8 billion	0.44	0.62

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Rising Dividend Growth Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Income Builder Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the Rising Dividend Growth Fund (and fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Rising Dividend Growth Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

66

Goldman Sachs Trust – Dividend Focus Funds - Tax Information (Unaudited)

For the year ended October 31, 2025, 16.16% and 45.05% of the dividends paid from net investment company taxable income by the Income Builder Fund and Rising Dividend Growth Fund, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2025, 24.71% and 35.04% of the dividends paid from net investment company taxable income by the Income Builder Fund and Rising Dividend Growth Fund, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Income Builder Fund and Rising Dividend Growth Fund designate $11,844,049 and $34,335,895, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended October 31, 2025.

For the year ended October 31, 2025, 1.01% and 1.35% of the dividends paid from net investment company taxable income by the Income Builder Fund and Rising Dividend Growth Fund, respectively, qualify as section 199A dividends.

During the fiscal year ended October 31, 2025, the Income Builder Fund and Rising Dividend Growth Fund designates $2,909,185 and $16,257,734 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the fiscal year ended October 31, 2025, the Income Builder Fund designates 73.36% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. DIVFOAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	January 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	January 5, 2026